UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Opal Dividend Income ETF
DIVZ (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This report describes changes to the Fund that occurred during the reporting period.
This annual shareholder report contains important information about the Opal Dividend Income ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/divz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opal Dividend Income ETF	$71	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Opal Dividend Income ETF delivered a positive return of 18.39%, underperforming compared to its benchmark, S&P 500, which returned 23.31%.
The fund’s underperformance was driven by the fact that Mag 7 stocks accounted for more than 53% of returns in the index and DIVZ did not hold any of the Mag 7 stocks. Many of the stocks in the Mag 7 do not align with the dividend philosophy used to manage DIVZ. The 18.42% return of DIVZ exceeded the secondary benchmark (MSCI USA High Dividend Yield Index) which returns 11.66%. Dividends were at times out of favor in the US as investors were more focused on large cap growth associated with artificial intelligence. Higher interest rates and excitement around accelerated growth had investors looking beyond dividend stocks in 2024.
DIVZ pursued responsible participation in the AI investment theme focusing on companies that paid attractive dividends and supplied equipment and services to companies building out AI capabilities. This led to increased exposure to chips and energy providers, which were balanced out by more consistent companies in the consumer staples and healthcare sectors. A balanced approach allowed DIVZ shareholders to participate in more of the growth than traditional dividend managers while still benefiting from the downside protection that is often associated with dividend paying stocks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Opal Dividend Income ETF	PAGE 1	TSR-AR-53656F474

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/27/2021)
Opal Dividend Income ETF NAV	18.39	10.18
S&P 500	23.31	12.14
Visit https://www.true-shares.com/divz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$134,105,174
Number of Holdings	31
Net Advisory Fee	$645,824
Portfolio Turnover	80%
30-Day SEC Yield	3.25%
Visit https://www.true-shares.com/divz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%)
Consumer, Non-cyclical	31.1%
Energy	15.1%
Utilities	14.6%
Financial	10.3%
Technology	8.0%
Communications	7.8%
Industrial	6.2%
Basic Materials	3.1%
Consumer, Cyclical	2.9%
Cash & Other	0.9%

Top 10 Issuers	(%)
Enbridge, Inc.	5.9%
Verizon Communications, Inc.	5.8%
British American Tobacco PLC	5.0%
Philip Morris International, Inc.	4.5%
Oracle Corp.	4.3%
Blue Owl Capital, Inc.	4.1%
MPLX LP	4.0%
UnitedHealth Group, Inc.	3.9%
Johnson & Johnson	3.8%
Broadcom, Inc.	3.7%
HOW HAS THE FUND CHANGED?
Effective April 4, 2024, the Fund began to pay out dividends monthly, if any, and distribute any net realized capital gains to its shareholders at least annually.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/divz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
Opal Dividend Income ETF	PAGE 2	TSR-AR-53656F474

RiverNorth Enhanced Pre-Merger SPAC ETF
SPCZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the RiverNorth Enhanced Pre-Merger SPAC ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/spcz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverNorth Enhanced Pre-Merger SPAC ETF	$91	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RiverNorth Enhanced Pre-Merger SPAC ETF delivered a positive return of 5.51%, outperforming compared to its benchmark, ICE BofA US Treasuries 0-3 years, which returned 4.47%.
The fund’s outperformance was driven by interest accrual on SPAC trust accounts, which are paid out to shareholders upon investor redemption or the SPAC’s liquidation. While short-term interest rates fell over the period, they remained significantly above zero.
The majority of the fund’s assets are in SPAC common shares, which provided positive returns. The fund also maintains a significant allocation to SPAC warrants. While these did not have as big of an impact on this period’s returns, warrants tend to be more volatile than common shares and are expected to affect returns over the longer term.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/11/2022)
RiverNorth Enhanced Pre-Merger SPAC ETF NAV	5.51	5.36
ICE BofA US Treasuries 0-3 years	4.47	3.58
Visit https://www.true-shares.com/spcz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
RiverNorth Enhanced Pre-Merger SPAC ETF	PAGE 1	TSR-AR-53656G100

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$5,056,334
Number of Holdings	104
Net Advisory Fee	$46,490
Portfolio Turnover	64%
Visit https://www.true-shares.com/spcz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%)
Diversified	94.9%
Consumer, Cyclical	0.1%
Consumer, Non-cyclical	0.0%
Cash & Other	5.0%

Top 10 Issuers	(%)
First American Treasury Obligations Fund	4.4%
Four Leaf Acquisition Corp.	4.4%
Trailblazer Merger Corp. I	4.3%
Quetta Acquisition Corp.	4.2%
Spark I Acquisition Corp.	4.2%
Newbury Street Acquisition Corp.	4.2%
Black Hawk Acquisition Corp.	4.1%
Legato Merger Corp. III	4.1%
Ares Acquisition Corp. II	4.0%
Graf Global Corp.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/spcz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
RiverNorth Enhanced Pre-Merger SPAC ETF	PAGE 2	TSR-AR-53656G100

RiverNorth Patriot ETF
FLDZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the RiverNorth Patriot ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/fldz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverNorth Patriot ETF	$76	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RiverNorth Patriot ETF delivered a positive return of 16.04%, underperforming compared to its benchmark, S&P 900 Index Total Return, which returned 24.37%.
The fund’s underperformance was driven by the outperformance of large-to-mega cap technology companies that do not meet criteria for inclusion in FLDZ. In order to offer true all-American exposure to its investors, FLDZ focuses on the subset of domestically listed companies that are domiciled in the United States, generate at least 90% of their revenues here and have a market capitalization of at least $5 billion. An example of this would be Nvidia (NVDA), who is last reported by FactSet to have revenue exposure to the United States of 44.3% and a return of approximately +171% in 2024.
For the 3rd consecutive year, more than 100% of the sub-advisory fee was donated to the Folds of Honor, a 501(c)(3) charitable organization that provides educational scholarships to the families of military service men and women and first responders killed or disabled while serving and defending our great nation.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
RiverNorth Patriot ETF NAV	16.04	4.68
S&P 500 TR	25.02	8.94
S&P 900 Index TR	24.37	8.71
RiverNorth Patriot ETF	PAGE 1	TSR-AR-53656F227

Visit https://www.true-shares.com/fldz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,856,055
Number of Holdings	344
Net Advisory Fee	$25,896
Portfolio Turnover	33%
30-Day SEC Yield	1.33%
Visit https://www.true-shares.com/fldz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%)
Financial	23.4%
Consumer, Cyclical	17.5%
Consumer, Non-cyclical	15.1%
Utilities	12.8%
Energy	10.8%
Industrial	10.0%
Communications	5.9%
Technology	4.3%
Cash & Other	0.2%

Top 10 Issuers	(%)
Lowe’s Cos., Inc.	0.5%
Intuit, Inc.	0.5%
Altria Group, Inc.	0.5%
Waste Management, Inc.	0.5%
Constellation Energy Corp.	0.5%
Williams Cos., Inc.	0.5%
Energy Transfer LP	0.5%
Enterprise Products Partners LP	0.5%
O’Reilly Automotive, Inc.	0.5%
Republic Services, Inc.	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/fldz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
RiverNorth Patriot ETF	PAGE 2	TSR-AR-53656F227

TrueShares Active Yield ETF
ERNZ (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Active Yield ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/ernz/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Active Yield ETF	$51	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Active Yield ETF delivered a positive return of 3.77% (since April 30, 2024 inception), underperforming compared to its benchmark, S&P 500 Total Return, which returned 17.9%.
The fund’s underperformance was driven by several macroeconomic and market factors in 2024. A robust U.S. economy and shifting political policy expectations in the fourth quarter realigned investor projections for continued interest rate cuts. However, instead of sustained cuts, long-term yields faced upward pressure as rate increases persisted, which generated headwinds for high-yield income funds like ERNZ. Higher borrowing costs negatively impact some high-yielding securities and lead to price declines in long-dated Treasuries held by fund components. Additionally, a combination of “risk-off” sentiment in the face of rising rates and investor enthusiasm for growth sectors like AI presented competitive challenges. Such challenges had the potential to drive capital away from income-focused investments toward growth-oriented sectors, temporarily limiting ERNZ’s growth potential.
The fund’s exposure to the energy transport sector weighed on its performance in the fourth quarter. The sector faced challenges related to rising rates, geopolitical tensions, volatility in oil prices, and regulatory changes, all of which may have contributed to increased investor caution. Moreover, a decline in oil demand from China softened shipping rates for some of the fund’s holdings in the sector. Furthermore, some of the fund’s holdings in the real estate sector (REITs) struggled due to their sensitivity to rising interest rates. Higher borrowing costs may affect their ability to finance operations and expand, contributing to price declines.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
TrueShares Active Yield ETF	PAGE 1	TSR-AR-53656G365

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2024)
TrueShares Active Yield ETF NAV	3.77
S&P 500 TR	17.90
Visit https://www.true-shares.com/ernz/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$154,420,065
Number of Holdings	183
Net Advisory Fee	$709,142
Portfolio Turnover	138%
30-Day SEC Yield	8.49%
Visit https://www.true-shares.com/ernz/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%)
Financial	27.6%
Consumer, Non-cyclical	14.1%
Industrial	10.0%
Consumer, Cyclical	9.1%
Energy	7.5%
Basic Materials	0.5%
Technology	0.1%
Utilities	0.1%
Communications	0.0%
Cash & Other	31.0%

Top 10 Issuers	(%)
Sabine Royalty Trust	3.7%
Global Net Lease, Inc.	3.6%
Cornerstone Strategic Investment Fund, Inc.	3.6%
International Seaways, Inc.	3.6%
Clorox Co.	3.5%
AbbVie, Inc.	3.4%
BlackRock TCP Capital Corp.	3.4%
Danaos Corp.	3.4%
FS KKR Capital Corp.	3.4%
Dillard’s, Inc.	3.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/ernz/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Active Yield ETF	PAGE 2	TSR-AR-53656G365

TrueShares Eagle Global Renewable Energy Income ETF
RNWZ (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Eagle Global Renewable Energy Income ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/rnwz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Eagle Global Renewable Energy Income ETF	$72	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TrueShares Eagle Global Renewable Energy Income ETF delivered a negative return of 7.30%, underperforming compared to its benchmark, S&P Global Infrastructure Total Return Index, which returned 15.10%.
The fund’s underperformance was driven by uncertainty around public policy support for Energy Transition and carbon emission reduction strategies, high interest rates that weighed on both project economics and investor appetite for growth sectors, and a still overwhelmed supply chain that has been slow to adapt to strong demand for renewable energy.
Relative to the benchmark, the fund’s focus on renewable energy infrastructure is the major cause of dispersion relative to the more broadly based S&P Global Infrastructure Total Return Index. In addition, the fund’s exposure to Europe and the United States is a major differentiator.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/08/2022)
TrueShares Eagle Global Renewable Energy Income ETF NAV	-7.30	-6.19
S&P Global Infrastructure Total Return Index	15.10	9.67
Visit https://www.true-shares.com/rnwz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Eagle Global Renewable Energy Income ETF	PAGE 1	TSR-AR-53656G571

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$2,276,079
Number of Holdings	24
Net Advisory Fee	$18,472
Portfolio Turnover	43%
Visit https://www.true-shares.com/rnwz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%)
Utilities	90.4%
Financial	4.4%
Industrial	3.7%
Cash & Other	1.5%

Top 10 Issuers	(%)
RWE AG	11.9%
Orsted AS	8.1%
SSE PLC	8.1%
American Electric Power Co., Inc.	6.1%
PG&E Corp.	5.0%
Meridian Energy Ltd.	4.7%
EDP SA	4.6%
ALLETE, Inc.	4.6%
HA Sustainable Infrastructure Capital, Inc.	4.4%
Verbund AG	4.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/rnwz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Eagle Global Renewable Energy Income ETF	PAGE 2	TSR-AR-53656G571

TrueShares Technology, AI & Deep Learning ETF
LRNZ (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the TrueShares Technology, AI & Deep Learning ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.true-shares.com/lrnz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TrueShares Technology, AI & Deep Learning ETF	$69	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
LRNZ delivered a positive return of 1.98%, underperforming compared to its benchmark, NASDAQ Composite Total Return Index, which returned 29.57%.
The fund’s underperformance was driven by holding a concentrated portfolio construction that is often less correlated to major indices than other AI-focused ETFs. In addition, various companies in the portfolio are not very well known to the public and tend to be more B2B companies, serving other businesses instead of retail consumers.
While there were strong speculative moves up in AI stocks during Q1 2024 (peaking in April 2024), most names in the portfolio experienced correction for the rest of the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2020)
TrueShares Technology, AI & Deep Learning ETF NAV	1.98	9.64
NASDAQ Composite Total Return Index	29.57	19.21
Visit https://www.true-shares.com/lrnz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
TrueShares Technology, AI & Deep Learning ETF	PAGE 1	TSR-AR-53656F821

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$33,916,938
Number of Holdings	22
Net Advisory Fee	$263,991
Portfolio Turnover	28%
30-Day SEC Yield	-0.51%
Visit https://www.true-shares.com/lrnz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%)
Technology	74.8%
Consumer, Non-cyclical	12.2%
Communications	7.6%
Consumer, Cyclical	2.4%
Cash & Other	3.0%

Top 10 Issuers	(%)
NVIDIA Corp.	11.1%
Crowdstrike Holdings, Inc.	9.2%
Samsara, Inc.	8.0%
Cloudflare, Inc.	7.5%
Elastic N.V.	5.9%
Snowflake, Inc.	5.8%
Amazon.com, Inc.	5.6%
Datadog, Inc.	5.4%
Advanced Micro Devices, Inc.	4.6%
SentinelOne, Inc.	4.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.true-shares.com/lrnz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your TrueMark Investments, LLC documents not be householded, please contact TrueMark Investments, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by TrueMark Investments, LLC or your financial intermediary.
TrueShares Technology, AI & Deep Learning ETF	PAGE 2	TSR-AR-53656F821

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$83,100	$60,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$19,500	$15,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

TRUESHARES ETFs
OPAL DIVIDEND INCOME ETF (DIVZ)
RIVERNORTH ENHANCED PRE-MERGER SPAC ETF (SPCZ)
RIVERNORTH PATRIOT ETF (FLDZ)
TRUESHARES ACTIVE YIELD ETF (ERNZ)
TRUESHARES EAGLE GLOBAL RENEWABLE ENERGY INCOME ETF (RNWZ)
TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF (LRNZ)
Core Financial Statements and Other Information
December 31, 2024

Opal Dividend Income ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.1%
Agriculture - 9.5%
British American Tobacco PLC - ADR	183,333	$6,658,654
Philip Morris International, Inc.	50,222	6,044,218
		12,702,872
Banks - 6.2%
Citigroup, Inc.	70,745	4,979,740
Goldman Sachs Group, Inc.	5,740	3,286,839
		8,266,579
Beverages - 6.5%
Coca-Cola Co.	66,479	4,138,982
PepsiCo, Inc.	30,331	4,612,132
		8,751,114
Building Materials - 2.7%
CRH PLC	38,912	3,600,138
Chemicals - 3.1%
Air Products and Chemicals, Inc.	14,395	4,175,126
Cosmetics/Personal Care - 3.0%
Kenvue, Inc.	190,595	4,069,203
Diversified Financial Services - 4.1%
Blue Owl Capital, Inc. - Class A	236,097	5,491,616
Electric - 14.6%
American Electric Power Co., Inc.	41,144	3,794,711
Dominion Energy, Inc.	71,372	3,844,096
NextEra Energy, Inc.	63,383	4,543,927
NRG Energy, Inc.	43,807	3,952,268
Sempra	38,678	3,392,834
		19,527,836
Food - 2.7%
Hershey Co.	21,831	3,697,080
Healthcare-Services - 3.8%
UnitedHealth Group, Inc.	10,232	5,175,960
Home Builders - 1.0%
Lennar Corp. - Class A	9,674	1,319,243
Oil & Gas - 2.7%
Chevron Corp.	24,728	3,581,604
Pharmaceuticals - 5.6%
Johnson & Johnson	34,807	5,033,788
Pfizer, Inc.	92,087	2,443,068
		7,476,856

	Shares	Value
Pipelines - 12.4%
Enbridge, Inc.	185,621	$7,875,899
Kinder Morgan, Inc.	124,614	3,414,424
MPLX LP	112,342	5,376,688
		16,667,011
Retail - 1.9%
Genuine Parts Co.	21,752	2,539,764
Semiconductors - 3.7%
Broadcom, Inc.	21,563	4,999,166
Software - 4.3%
Oracle Corp.	34,603	5,766,244
Telecommunications - 7.8%
AT&T, Inc.	117,708	2,680,211
Verizon Communications, Inc.	193,384	7,733,426
		10,413,637
Transportation - 3.5%
United Parcel Service, Inc. - Class B	36,895	4,652,460
TOTAL COMMON STOCKS (Cost $129,245,208)		132,873,509
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 4.40%(a)	1,040,792	1,040,792
TOTAL SHORT-TERM INVESTMENTS (Cost $1,040,792)		1,040,792
TOTAL INVESTMENTS - 99.9%
(Cost $130,286,000)		$133,914,301
Other Assets in Excess of Liabilities - 0.1%		190,873
TOTAL NET ASSETS - 100.0%		$134,105,174

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

Opal Dividend Income ETF
Schedule of Investments
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$132,873,509	$—	$—	$132,873,509
Money Market Funds	1,040,792	—	—	1,040,792
Total Investments	$133,914,301	$ —	$ —	$133,914,301

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Investments
December 31, 2024

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 93.9%
A SPAC III Acquisition Corp.(a)	5,000	$50,350
AA Mission Acquisition Corp. - Class A(a)	5,000	50,500
Aimei Health Technology Co. Ltd.(a)	14,391	152,113
Aldel Financial II, Inc.(a)	10,000	100,600
Ares Acquisition Corp. II(a)	18,471	202,812
Black Hawk Acquisition Corp. - Class A(a)	19,755	205,057
Bleichroeder Acquisition Corp. I(a)	5,000	49,325
Cantor Equity Partners, Inc.(a)	2,500	25,800
Centurion Acquisition Corp.(a)	9,888	99,918
Charlton Aria Acquisition Corp. - Class A(a)	5,000	49,800
Chenghe Acquisition II Co.(a)	8,036	81,324
CO2 Energy Transition Corp.(a)	8,570	85,957
Cohen Circle Acquisition Corp. I(a)	6,666	66,660
Colombier Acquisition Corp. II - Class A(a)	12,813	150,553
DT Cloud Star Acquisition Corp.(a)	5,000	51,325
Dynamix Corp.(a)	10,000	99,200
EQV Ventures Acquisition Corp. - Class A(a)	9,999	99,790
Eureka Acquisition Corp.(a)	2,254	22,912
Fact II Acquisition Corp.(a)	10,000	99,800
Flag Ship Acquisition Corp.(a)	8,679	90,045
Four Leaf Acquisition Corp. - Class A(a)	19,934	221,267
GP-Act III Acquisition Corp. - Class A(a)	17,748	180,142
Graf Global Corp. - Class A(a)	20,000	201,800
GSR III Acquisition Corp.(a)	5,000	50,300
HCM II Acquisition Corp. - Class A(a)	5,000	50,100
HORIZON SPACE ACQUISITION II Corp.(a)	2,600	26,130
IB Acquisition Corp.(a)	4,998	50,630
Iron Horse Acquisitions Corp.(a)	12,150	125,023
Jackson Acquisition Co. II(a)	5,000	50,300
JVSPAC Acquisition Corp. - Class A(a)	14,218	148,720
Launch One Acquisition Corp.(a)	5,000	50,200
Launch Two Acquisition Corp. - Class A(a)	10,000	99,600
Legato Merger Corp. III(a)	20,052	206,335
Lionheart Holdings - Class A(a)	8,336	84,277
M3-Brigade Acquisition V Corp. - Class A(a)	10,000	100,600
Melar Acquisition Corp. I - Class A(a)	8,794	89,171
Newbury Street Acquisition Corp.(a)	18,238	211,378
Newbury Street II Acquisition Corp.(a)	5,000	49,950
Quetta Acquisition Corp.(a)	19,934	210,304
RF Acquisition Corp. II(a)	8,065	82,424
Rising Dragon Acquisition Corp.(a)	10,000	100,200
SIM Acquisition Corp. I - Class A(a)	5,000	50,200
Spark I Acquisition Corp.(a)	19,934	212,098

	Shares	Value
Trailblazer Merger Corp. I(a)	19,088	$212,259
Willow Lane Acquisition Corp.(a)	5,000	49,900
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $4,536,196)		4,747,149
RIGHTS - 1.0%
Ai Transportation Acquisition Corp., Expires 09/01/2028, Exercise Price $10.00(a)	19,934	2,592
Aimei Health Technology Co. Ltd., Expires 11/17/2028, Exercise Price $10.00(a)	14,391	2,303
Bayview Acquisition Corp., Expires 06/15/2025, Exercise Price $10.00(a)	7,251	1,091
Black Hawk Acquisition Corp., Expires 06/20/2025, Exercise Price $10.00(a)	3,951	4,346
Bleichroeder Acquisition Corp. I, Expires 11/04/2026, Exercise Price $10.00(a)	5,000	850
Bukit Jalil Global Acquisition 1 Ltd., Expires 06/30/2025, Exercise Price $10.00(a)	19,934	2,292
Charlton Aria Acquisition Corp., Expires 12/31/2026, Exercise Price $10.00(a)	5,000	825
Distoken Acquisition Corp., Expires 11/30/2027, Exercise Price $10.00(a)	8,873	1,079
ESH Acquisition Corp., Expires 11/30/2025, Exercise Price $10.00(a)	19,934	1,794
Eureka Acquisition Corp., Expires 01/03/2026, Exercise Price $10.00(a)	2,254	462
Global Lights Acquisition Corp., Expires 11/14/2025, Exercise Price $10.00(a)	20,802	3,542
Golden Star Acquisition Corp., Expires 03/30/2025, Exercise Price $10.00(a)	24,341	8,489
Horizon Space Acquisition I Corp., Expires 06/30/2025, Exercise Price $10.00(a)	3,101	357
IB Acquisition Corp., Expires 09/28/2025, Exercise Price $10.00(a)	4,998	346
Iron Horse Acquisitions Corp., Expires 06/27/2025, Exercise Price $1.00(a)	12,150	4,192
JVSPAC Acquisition Corp., Expires 11/26/2026, Exercise Price $10.00(a)	14,218	3,910
Oak Woods Acquisition Corp., Expires 03/23/2028, Exercise Price $10.00(a)	19,934	3,588
Quetta Acquisition Corp., Expires 12/02/2025, Exercise Price $1.00(a)	1,994	2,961
RF Acquisition Corp. II, Expires 05/01/2026, Exercise Price $0.00(a)	8,065	445
Rising Dragon Acquisition Corp., Expires 11/15/2028, Exercise Price $10.00(a)	10,000	1,414
Trailblazer Merger Corp. I, Expires 04/21/2028, Exercise Price $10.00(a)	19,088	4,366
TOTAL RIGHTS (Cost $45,754)		51,244

The accompanying notes are an integral part of these financial statements.

3

RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Investments
December 31, 2024(Continued)

	Contracts	Value
WARRANTS - 0.6%
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50(a)	2,500	$175
Above Food Ingredients, Inc., Expires 06/28/2029, Exercise Price $11.50(a)	2,010	54
Alchemy Investments Acquisition Corp. 1, Expires 06/26/2028, Exercise Price $11.50(a)	2,758	248
Ares Acquisition Corp. II, Expires 06/12/2028, Exercise Price $11.50(a)	10,085	1,513
Bukit Jalil Global Acquisition 1 Ltd., Expires 08/21/2028, Exercise Price $11.50(a)	9,967	293
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50(a)	4,944	667
Chenghe Acquisition II Co., Expires 05/30/2031, Exercise Price $11.50(a)	4,018	206
Cohen Circle Acquisition Corp. I, Expires 11/29/2029, Exercise Price $11.50(a)	2,222	978
Colombier Acquisition Corp. II, Expires 11/24/2028, Exercise Price $11.50(a)	4,271	6,834
Distoken Acquisition Corp., Expires 11/30/2027, Exercise Price $11.50(a)	8,873	157
EQV Ventures Acquisition Corp., Expires 07/01/2031, Exercise Price $11.50(a)	3,333	1,200
Four Leaf Acquisition Corp., Expires 03/15/2028, Exercise Price $11.50(a)	19,934	1,303
Goal Acquisitions Corp., Expires 02/11/2026, Exercise Price $11.50(a)	2,463	15
GP-Act III Acquisition Corp., Expires 05/13/2029, Exercise Price $11.50(a)	8,874	1,242
Graf Global Corp., Expires 08/07/2029, Exercise Price $11.50(a)	10,000	1,450
Haymaker Acquisition Corp. 4, Expires 05/31/2028, Exercise Price $11.50(a)	2,397	365
HCM II Acquisition Corp., Expires 10/10/2029, Exercise Price $11.50(a)	2,500	300
Hennessy Capital Investment Corp. VI, Expires 06/10/2026, Exercise Price $11.50(a)	3,542	429
Horizon Space Acquisition I Corp., Expires 12/27/2029, Exercise Price $11.50(a)	3,101	66
Inflection Point Acquisition Corp. II, Expires 08/31/2029, Exercise Price $11.50(a)	10,130	4,964
Iron Horse Acquisitions Corp., Expires 02/16/2029, Exercise Price $11.50(a)	12,150	425
Israel Acquisitions Corp., Expires 02/28/2028, Exercise Price $11.50(a)	4,661	210
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Exercise Price $11.50(a)	1,780	44
Keen Vision Acquisition Corp., Expires 03/15/2028, Exercise Price $11.50(a)	10,401	494
Launch One Acquisition Corp., Expires 08/29/2029, Exercise Price $11.50(a)	2,500	338
Launch Two Acquisition Corp., Expires 11/26/2029, Exercise Price $11.50(a)	5,000	975

	Contracts	Value
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50(a)	10,026	$1,604
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50(a)	4,168	458
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50(a)	5,000	900
Melar Acquisition Corp. I, Expires 06/01/2031, Exercise Price $11.50(a)	4,397	506
New Horizon Aircraft Ltd., Expires 01/12/2029, Exercise Price $11.50(a)	9,525	905
NKGen Biotech, Inc., Expires 05/31/2028, Exercise Price $11.50(a)	1,520	152
Oak Woods Acquisition Corp., Expires 03/23/2028, Exercise Price $11.50(a)	19,934	987
SIM Acquisition Corp. I, Expires 08/28/2029, Exercise Price $11.50(a)	2,500	281
Slam Corp., Expires 02/23/2026, Exercise Price $11.50(a)	3,115	377
Spark I Acquisition Corp., Expires 11/27/2028, Exercise Price $11.50(a)	9,967	1,058
TOTAL WARRANTS (Cost $25,108)		32,173
	Shares
COMMON STOCKS - 0.1%
Auto Parts & Equipment - 0.1%
eLong Power Holding Ltd. - Class A(a)	3,986	5,262
TOTAL COMMON STOCKS (Cost $4,176)		5,262
SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%
First American Treasury Obligations Fund - Class X, 4.40%(c)	222,795	222,795
TOTAL SHORT-TERM INVESTMENTS (Cost $222,795)		222,795
TOTAL INVESTMENTS - 100.0% (Cost $4,834,029)		$5,058,623
Liabilities in Excess of Other Assets - (0.0)%(b)		(2,289)
TOTAL NET ASSETS - 100.0%		$5,056,334

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

4

RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Investments
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Special Purpose Acquisition Companies (SPACs)	$3,355,232	$1,391,917	$—	$4,747,149
Rights	11,386	39,858	—	51,244
Warrants	25,089	7,084	—	32,173
Common Stocks	5,262	—	—	5,262
Money Market Funds	222,795	—	—	222,795
Total Investments	$3,619,764	$1,438,859	$ —	$5,058,623

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

5

RiverNorth Patriot ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 91.6%
Advertising - 0.4%
Trade Desk, Inc. - Class A(a)	130	$15,279
Agriculture - 0.5%
Altria Group, Inc.	349	18,249
Airlines - 0.4%
Southwest Airlines Co.	501	16,844
Auto Manufacturers - 0.7%
Lucid Group, Inc.(a)	5,092	15,378
Rivian Automotive, Inc. - Class A(a)	998	13,273
		28,651
Banks - 7.0%
Bank OZK	100	4,453
BOK Financial Corp.	84	8,942
Cadence Bank	242	8,337
Citizens Financial Group, Inc.	166	7,264
Columbia Banking System, Inc.	255	6,888
Comerica, Inc.	112	6,927
Commerce Bancshares, Inc.	110	6,882
Cullen/Frost Bankers, Inc.	55	7,384
East West Bancorp, Inc.	70	6,703
Fifth Third Bancorp	167	7,061
First Citizens BancShares, Inc.- Class A	4	8,452
First Financial Bankshares, Inc.	174	6,273
First Horizon Corp.	358	7,210
FNB Corp.	437	6,459
Glacier Bancorp, Inc.	125	6,277
Hancock Whitney Corp.	88	4,815
Home BancShares, Inc.	231	6,537
Huntington Bancshares, Inc.	435	7,077
KeyCorp	519	8,896
M&T Bank Corp.	42	7,896
Old National Bancorp	377	8,183
Pinnacle Financial Partners, Inc.	68	7,779
PNC Financial Services Group, Inc.	41	7,907
Prosperity Bancshares, Inc.	112	8,439
Regions Financial Corp.	292	6,868
ServisFirst Bancshares, Inc.	50	4,237
SouthState Corp.	83	8,257
Synovus Financial Corp.	152	7,787
Truist Financial Corp.	242	10,498
U.S. Bancorp	182	8,705
UMB Financial Corp.	50	5,643
United Bankshares, Inc.	126	4,731
Valley National Bancorp	477	4,322
Webster Financial Corp.	125	6,902
Wells Fargo & Co.	124	8,710
Western Alliance Bancorp	96	8,020
Wintrust Financial Corp.	55	6,859
Zions Bancorp NA	125	6,781
		271,361

	Shares	Value
Beverages - 1.1%
Celsius Holdings, Inc.(a)	432	$11,379
Coca-Cola Consolidated, Inc.	14	17,640
Constellation Brands, Inc. - Class A	55	12,155
		41,174
Biotechnology - 1.5%
Incyte Corp.(a)	235	16,231
Intra-Cellular Therapies, Inc.(a)	157	13,113
Ionis Pharmaceuticals, Inc.(a)	383	13,390
Sarepta Therapeutics, Inc.(a)	116	14,104
		56,838
Building Materials - 3.7%
AAON, Inc.	113	13,298
AZEK Co., Inc.(a)	264	12,532
Boise Cascade Co.	88	10,460
Builders FirstSource, Inc.(a)	77	11,006
Eagle Materials, Inc.	52	12,832
Knife River Corp.(a)	121	12,298
Martin Marietta Materials, Inc.	30	15,495
Summit Materials, Inc. - Class A(a)	273	13,814
Trex Co., Inc.(a)	181	12,494
UFP Industries, Inc.	110	12,391
Vulcan Materials Co.	56	14,405
		141,025
Commercial Services - 1.7%
ADT, Inc.	2,083	14,393
Affirm Holdings, Inc.(a)	99	6,029
Booz Allen Hamilton Holding Corp.	97	12,484
Paylocity Holding Corp.(a)	69	13,763
Shift4 Payments, Inc. - Class A(a)	61	6,331
Toast, Inc. - Class A(a)	373	13,596
		66,596
Computers - 0.9%
Amentum Holdings, Inc.(a)	601	12,639
CACI International, Inc. - Class A(a)	28	11,314
Science Applications International Corp.	111	12,407
		36,360
Distribution/Wholesale - 0.7%
Core & Main, Inc. - Class A(a)	276	14,051
SiteOne Landscape Supply, Inc.(a)	102	13,441
		27,492
Diversified Financial Services - 4.4%
Ally Financial, Inc.	225	8,102
Ameriprise Financial, Inc.	14	7,454
Apollo Global Management, Inc.	55	9,084
Ares Management Corp. - Class A	42	7,435
Blue Owl Capital, Inc. - Class A	305	7,094
Capital One Financial Corp.	55	9,808
Cboe Global Markets, Inc.	41	8,011
Charles Schwab Corp.	136	10,065
Credit Acceptance Corp.(a)	13	6,103

The accompanying notes are an integral part of these financial statements.

6

RiverNorth Patriot ETF
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
Discover Financial Services	42	$7,276
Enact Holdings, Inc.	178	5,764
LPL Financial Holdings, Inc.	27	8,816
Mr Cooper Group, Inc.(a)	71	6,817
OneMain Holdings, Inc.	152	7,924
PennyMac Financial Services, Inc.	51	5,209
Piper Sandler Cos.	13	3,899
Radian Group, Inc.	178	5,646
SLM Corp.	232	6,399
SoFi Technologies, Inc.(a)	443	6,822
Synchrony Financial	112	7,280
T Rowe Price Group, Inc.	69	7,803
TPG, Inc.	97	6,096
Upstart Holdings, Inc.(a)	74	4,556
Voya Financial, Inc.	99	6,814
		170,277
Electric - 10.8%
Alliant Energy Corp.	266	15,731
Ameren Corp.	156	13,906
American Electric Power Co., Inc.	126	11,621
CenterPoint Energy, Inc.	440	13,961
CMS Energy Corp.	198	13,197
Consolidated Edison, Inc.	128	11,421
Constellation Energy Corp.	81	18,121
Dominion Energy, Inc.	269	14,488
DTE Energy Co.	112	13,524
Duke Energy Corp.	157	16,915
Edison International	153	12,216
Entergy Corp.	228	17,287
Evergy, Inc.	262	16,126
Eversource Energy	249	14,300
Exelon Corp.	364	13,701
FirstEnergy Corp.	315	12,531
IDACORP, Inc.	110	12,021
NextEra Energy, Inc.	232	16,632
NRG Energy, Inc.	177	15,969
OGE Energy Corp.	357	14,726
PG&E Corp.	782	15,781
Pinnacle West Capital Corp.	154	13,055
PPL Corp.	422	13,698
Public Service Enterprise Group, Inc.	192	16,222
Southern Co.	171	14,077
Talen Energy Corp.(a)	70	14,103
Vistra Corp.	99	13,649
WEC Energy Group, Inc.	154	14,482
Xcel Energy, Inc.	212	14,314
		417,775
Energy-Alternate Sources - 0.3%
First Solar, Inc.(a)	64	11,279

	Shares	Value
Engineering & Construction - 1.8%
Arcosa, Inc.	99	$9,577
Comfort Systems USA, Inc.	28	11,874
Dycom Industries, Inc.(a)	69	12,010
EMCOR Group, Inc.	27	12,255
MasTec, Inc.(a)	98	13,342
Sterling Infrastructure, Inc.(a)	62	10,444
		69,502
Entertainment - 1.0%
Caesars Entertainment, Inc.(a)	336	11,229
Churchill Downs, Inc.	99	13,220
DraftKings, Inc. - Class A(a)	353	13,132
		37,581
Environmental Control - 1.3%
Casella Waste Systems, Inc. - Class A(a)	128	13,544
Republic Services, Inc.	88	17,704
Waste Management, Inc.	90	18,161
		49,409
Food - 2.4%
Albertsons Cos., Inc. - Class A	695	13,650
Kroger Co.	234	14,309
Lancaster Colony Corp.	64	11,081
Performance Food Group Co.(a)	166	14,035
Sprouts Farmers Market, Inc.(a)	99	12,580
The Campbell’s Co.	281	11,768
US Foods Holding Corp.(a)	206	13,897
		91,320
Gas - 1.4%
Atmos Energy Corp.	96	13,370
National Fuel Gas Co.	222	13,471
NiSource, Inc.	403	14,814
Southwest Gas Holdings, Inc.	166	11,738
		53,393
Healthcare-Products - 1.0%
Inspire Medical Systems, Inc.(a)	70	12,977
Lantheus Holdings, Inc.(a)	150	13,419
Natera, Inc.(a)	85	13,455
		39,851
Healthcare-Services - 4.7%
Centene Corp.(a)	230	13,933
Chemed Corp.	28	14,834
Cigna Group	56	15,464
CorVel Corp.(a)	117	13,017
Elevance Health, Inc.	37	13,649
Ensign Group, Inc.	97	12,888
HealthEquity, Inc.(a)	152	14,584
Humana, Inc.	63	15,984
Molina Healthcare, Inc.(a)	42	12,224
Quest Diagnostics, Inc.	104	15,690
RadNet, Inc.(a)	164	11,454

The accompanying notes are an integral part of these financial statements.

7

RiverNorth Patriot ETF
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Services - (Continued)
Tenet Healthcare Corp.(a)	98	$12,371
UnitedHealth Group, Inc.	28	14,164
		180,256
Home Builders - 3.0%
DR Horton, Inc.	82	11,465
Installed Building Products, Inc.	66	11,566
KB Home	166	10,910
Lennar Corp. - Class A	83	11,319
Meritage Homes Corp.	84	12,921
NVR, Inc.(a)	2	16,358
PulteGroup, Inc.	109	11,870
Taylor Morrison Home Corp.(a)	215	13,160
Toll Brothers, Inc.	111	13,980
		113,549
Household Products/Wares - 0.3%
Reynolds Consumer Products, Inc.	444	11,984
Insurance - 3.7%
Allstate Corp.	42	8,097
American Financial Group, Inc.	57	7,805
Cincinnati Financial Corp.	56	8,047
Equitable Holdings, Inc.	153	7,217
Erie Indemnity Co. - Class A	14	5,771
F&G Annuities & Life, Inc.	146	6,050
Fidelity National Financial, Inc.	153	8,590
Globe Life, Inc.	69	7,695
Hanover Insurance Group, Inc.	41	6,341
Hartford Financial Services Group, Inc.	83	9,080
Jackson Financial, Inc. - Class A	99	8,621
Kinsale Capital Group, Inc.	14	6,512
Lincoln National Corp.	152	4,820
Loews Corp.	82	6,945
Markel Group, Inc.(a)	5	8,631
Old Republic International Corp.	196	7,093
Progressive Corp.	42	10,064
RLI Corp.	42	6,923
Selective Insurance Group, Inc.	70	6,546
		140,848
Internet - 2.2%
Chewy, Inc. - Class A(a)	322	10,784
Hims & Hers Health, Inc.(a)	414	10,011
Lyft, Inc. - Class A(a)	875	11,287
Maplebear, Inc.(a)	328	13,586
Q2 Holdings, Inc.(a)	60	6,039
Robinhood Markets, Inc. - Class A(a)	178	6,632
Roku, Inc.(a)	162	12,043
Zillow Group, Inc. - Class C(a)	180	13,329
		83,711
Investment Companies - 0.1%
MARA Holdings, Inc.(a)	274	4,595

	Shares	Value
Leisure Time - 0.4%
Planet Fitness, Inc. - Class A(a)	134	$13,249
Lodging - 0.4%
Boyd Gaming Corp.	194	14,073
Media - 2.1%
Charter Communications, Inc. - Class A(a)	41	14,054
Fox Corp. - Class A	280	13,602
Liberty Broadband Corp. - Class C(a)	182	13,606
New York Times Co. - Class A	296	15,407
Nexstar Media Group, Inc.	70	11,058
Sirius XM Holdings, Inc.	627	14,296
		82,023
Oil & Gas - 5.5%
Antero Resources Corp.(a)	451	15,808
Chord Energy Corp.	112	13,095
CNX Resources Corp.(a)	301	11,038
Coterra Energy, Inc.	674	17,214
Devon Energy Corp.	446	14,598
Diamondback Energy, Inc.	85	13,925
EOG Resources, Inc.	133	16,303
EQT Corp.	322	14,847
Expand Energy Corp.	151	15,032
Marathon Petroleum Corp.	83	11,578
Matador Resources Co.	249	14,009
Permian Resources Corp.	1,069	15,372
Range Resources Corp.	418	15,040
Sunoco LP	237	12,191
Texas Pacific Land Corp.	7	7,742
Viper Energy, Inc.	101	4,956
		212,748
Pharmaceuticals - 1.9%
Cardinal Health, Inc.	135	15,966
Corcept Therapeutics, Inc.(a)	233	11,741
CVS Health Corp.	280	12,569
McKesson Corp.	30	17,097
Neurocrine Biosciences, Inc.(a)	105	14,333
		71,706
Pipelines - 5.0%
Antero Midstream Corp.	1,041	15,709
Cheniere Energy Partners LP	266	14,130
DT Midstream, Inc.	138	13,721
Energy Transfer LP	910	17,827
EnLink Midstream LLC	986	13,952
Enterprise Products Partners LP	568	17,813
Kinder Morgan, Inc.	636	17,426
MPLX LP	353	16,895
ONEOK, Inc.	176	17,670
Targa Resources Corp.	90	16,065
Western Midstream Partners LP	340	13,066
Williams Cos., Inc.	333	18,022
		192,296

The accompanying notes are an integral part of these financial statements.

8

RiverNorth Patriot ETF
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - 10.9%
Asbury Automotive Group, Inc.(a)	37	$8,992
AutoNation, Inc.(a)	85	14,436
Beacon Roofing Supply, Inc.(a)	123	12,494
BJ’s Wholesale Club Holdings, Inc.(a)	152	13,581
Brinker International, Inc.(a)	98	12,965
Burlington Stores, Inc.(a)	58	16,534
CarMax, Inc.(a)	167	13,654
Carvana Co.(a)	56	11,388
Casey’s General Stores, Inc.	28	11,095
Cava Group, Inc.(a)	125	14,100
Chipotle Mexican Grill, Inc.(a)	267	16,100
Darden Restaurants, Inc.	89	16,616
Dick’s Sporting Goods, Inc.	74	16,934
Dillard’s, Inc. - Class A	23	9,930
Dollar General Corp.	176	13,344
Dutch Bros, Inc. - Class A(a)	232	12,152
Five Below, Inc.(a)	119	12,490
Floor & Decor Holdings, Inc. - Class A(a)	136	13,559
Lowe’s Cos., Inc.	77	19,004
Murphy USA, Inc.	27	13,547
Ollie’s Bargain Outlet Holdings, Inc.(a)	119	13,058
O’Reilly Automotive, Inc.(a)	15	17,787
RH(a)	24	9,446
Ross Stores, Inc.	96	14,522
Shake Shack, Inc. - Class A(a)	85	11,033
Target Corp.	118	15,951
Texas Roadhouse, Inc.	89	16,058
Tractor Supply Co.	294	15,600
Ulta Beauty, Inc.(a)	27	11,743
Williams-Sonoma, Inc.	67	12,407
Wingstop, Inc.	40	11,368
		421,888
Shipbuilding - 0.3%
Huntington Ingalls Industries, Inc.	67	12,661
Software - 3.4%
Appfolio, Inc. - Class A(a)	28	6,908
Bill.com Holdings, Inc.(a)	177	14,994
CCC Intelligent Solutions Holdings, Inc.(a)	656	7,695
Doximity, Inc. - Class A(a)	230	12,280
Intuit, Inc.	30	18,855
Jack Henry & Associates, Inc.	42	7,363
Paychex, Inc.	97	13,601
Paycom Software, Inc.	58	11,888
ServiceTitan, Inc. - Class A(a)	120	12,344
Tempus AI, Inc.(a)	377	12,728
Waystar Holding Corp.(a)	347	12,735
		131,391

	Shares	Value
Telecommunications - 1.2%
AT&T, Inc.	755	$17,191
Frontier Communications Parent, Inc.(a)	407	14,123
Verizon Communications, Inc.	397	15,876
		47,190
Transportation - 2.9%
CSX Corp.	506	16,329
JB Hunt Transport Services, Inc.	84	14,335
Kirby Corp.(a)	111	11,744
Knight-Swift Transportation Holdings, Inc.	301	15,965
Landstar System, Inc.	90	15,467
Norfolk Southern Corp.	58	13,613
Old Dominion Freight Line, Inc.	72	12,701
Saia, Inc.(a)	28	12,760
		112,914
Water - 0.6%
American Water Works Co., Inc.	99	12,324
Essential Utilities, Inc.	340	12,349
		24,673
TOTAL COMMON STOCKS (Cost $3,414,270)		3,532,011
REAL ESTATE INVESTMENT TRUSTS - 8.2%
AGNC Investment Corp.	755	6,954
Agree Realty Corp.	97	6,834
Alexandria Real Estate Equities, Inc.	71	6,926
American Homes 4 Rent - Class A	208	7,783
Annaly Capital Management, Inc.	335	6,130
AvalonBay Communities, Inc.	27	5,939
Brixmor Property Group, Inc.	320	8,909
BXP, Inc.	114	8,477
Camden Property Trust	56	6,498
Cousins Properties, Inc.	159	4,872
Crown Castle International Corp.	84	7,624
CubeSmart	155	6,642
EastGroup Properties, Inc.	42	6,741
Equity LifeStyle Properties, Inc.	112	7,459
Equity Residential	124	8,898
Essential Properties Realty Trust, Inc.	191	5,974
Essex Property Trust, Inc.	28	7,992
Extra Space Storage, Inc.	53	7,929
Federal Realty Investment Trust	68	7,613
First Industrial Realty Trust, Inc.	170	8,522
Gaming and Leisure Properties, Inc.	183	8,813
Healthcare Realty Trust, Inc.	431	7,305
Healthpeak Properties, Inc.	366	7,419
Host Hotels & Resorts, Inc.	385	6,745
Invitation Homes, Inc.	228	7,289
Kimco Realty Corp.	346	8,107
Kite Realty Group Trust	229	5,780
Lamar Advertising Co. - Class A	70	8,522
Macerich Co.	225	4,482

The accompanying notes are an integral part of these financial statements.

9

RiverNorth Patriot ETF
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Mid-America Apartment Communities, Inc.	41	$6,337
NNN REIT, Inc.	184	7,516
Public Storage	27	8,085
Regency Centers Corp.	115	8,502
Rexford Industrial Realty, Inc.	169	6,534
Rithm Capital Corp.	535	5,794
Ryman Hospitality Properties, Inc.	70	7,304
Simon Property Group, Inc.	57	9,816
SL Green Realty Corp.	63	4,279
STAG Industrial, Inc.	224	7,576
Terreno Realty Corp.	127	7,511
UDR, Inc.	203	8,812
VICI Properties, Inc.	296	8,646
Vornado Realty Trust	166	6,979
		312,869
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $312,112)		312,869
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.40%(b)	9,367	9,367
TOTAL SHORT-TERM INVESTMENTS (Cost $9,367)		9,367
TOTAL INVESTMENTS - 100.0% (Cost $3,735,749)		$3,854,247
Other Assets in Excess of Liabilities - 0.0%(c)		1,808
TOTAL NET ASSETS - 100.0%		$3,856,055

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

10

RiverNorth Patriot ETF
Schedule of Investments
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,532,011	$ —	$ —	$3,532,011
Real Estate Investment Trusts	312,869	—	—	312,869
Money Market Funds	9,367	—	—	9,367
Total Investments	$3,854,247	$—	$—	$3,854,247

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

11

TrueShares Active Yield ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 46.4%
Agriculture - 1.2%
Altria Group, Inc.	1,390	$72,683
British American Tobacco PLC - ADR	2,188	79,468
Universal Corp.	29,729	1,630,339
		1,782,490
Auto Manufacturers - 0.0%(a)
PACCAR, Inc.	707	73,542
Beverages - 0.3%
Coca-Cola Consolidated, Inc.	221	278,458
Coca-Cola Femsa SAB de CV - ADR	949	73,917
PepsiCo, Inc.	494	75,118
		427,493
Biotechnology - 1.3%
Gilead Sciences, Inc.	21,717	2,005,999
Building Materials - 0.2%
Boise Cascade Co.	605	71,910
Griffon Corp.	1,071	76,330
LSI Industries, Inc.	11,719	227,583
		375,823
Chemicals - 0.2%
Albemarle Corp.	991	85,305
Olin Corp.	2,242	75,780
Sociedad Quimica y Minera de Chile SA - ADR	2,056	74,756
		235,841
Coal - 0.1%
Arch Resources, Inc.	651	91,934
Commercial Services - 0.2%
Booz Allen Hamilton Holding Corp.	707	90,991
H&R Block, Inc.	1,480	78,203
Rollins, Inc.	1,574	72,955
		242,149
Cosmetics/Personal Care - 0.6%
Colgate-Palmolive Co.	4,589	417,186
Interparfums, Inc.	783	102,972
Procter & Gamble Co.	2,358	395,319
		915,477
Distribution/Wholesale - 1.7%
A-Mark Precious Metals, Inc.	6,919	189,581
Watsco, Inc.	5,231	2,478,918
		2,668,499
Diversified Financial Services - 0.3%
Ares Management Corp. - Class A	473	83,735
Artisan Partners Asset Management, Inc. - Class A	1,674	72,066
Federated Hermes, Inc. - Class B	1,813	74,532
FTAI Aviation Ltd.	738	106,302

	Shares	Value
Houlihan Lokey, Inc.	444	$77,105
Virtu Financial, Inc. - Class A	2,121	75,677
		489,417
Electric - 0.1%
Clearway Energy, Inc. - Class C	2,807	72,982
National Grid PLC - ADR	1,327	78,850
		151,832
Energy-Alternate Sources - 1.7%
NextEra Energy Partners LP	144,456	2,571,317
Food - 2.9%
B&G Foods, Inc.	39,520	272,293
General Mills, Inc.	35,561	2,267,725
Hershey Co.	461	78,070
Kellanova	907	73,440
Kroger Co.	1,589	97,167
SpartanNash Co.	67,588	1,238,212
The Campbell's Co.	10,283	430,652
Weis Markets, Inc.	1,118	75,711
		4,533,270
Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	7,951	223,503
Household Products/Wares - 3.6%
Clorox Co.	33,709	5,474,679
Kimberly-Clark Corp.	761	99,721
		5,574,400
Insurance - 0.1%
CNA Financial Corp.	1,645	79,569
Internet - 0.0%(a)
Cogent Communications Holdings, Inc.	966	74,450
Investment Companies - 4.6%
BlackRock TCP Capital Corp.	604,833	5,268,096
Horizon Technology Finance Corp.	209,378	1,882,308
		7,150,404
Iron/Steel - 0.1%
Steel Dynamics, Inc.	684	78,024
Mining - 0.2%
Gold Fields Ltd. - ADR	12,444	164,261
Newmont Corp.	2,363	87,951
		252,212
Office-Business Equipment - 0.0%(a)
Pitney Bowes, Inc.	10,186	73,747
Oil & Gas - 4.5%
Civitas Resources, Inc.	1,742	79,906
Coterra Energy, Inc.	3,175	81,090
CVR Energy, Inc.	4,204	78,783

The accompanying notes are an integral part of these financial statements.

12

TrueShares Active Yield ETF
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - (Continued)
Devon Energy Corp.	2,413	$78,977
Diamondback Energy, Inc.	2,262	370,583
Imperial Oil Ltd.	1,464	90,182
Kimbell Royalty Partners LP	4,930	80,014
Marathon Petroleum Corp.	624	87,048
Murphy Oil Corp.	2,669	80,764
Ovintiv, Inc.	2,075	84,038
Patterson-UTI Energy, Inc.	10,276	84,880
Sabine Royalty Trust	88,303	5,722,917
		6,919,182
Pharmaceuticals - 4.0%
AbbVie, Inc.	29,751	5,286,753
Cardinal Health, Inc.	3,448	407,795
Pfizer, Inc.	16,883	447,906
		6,142,454
Pipelines - 1.2%
Targa Resources Corp.	10,059	1,795,532
Retail - 7.3%
Camping World Holdings, Inc. - Class A	3,529	74,391
Costco Wholesale Corp.	3,032	2,778,131
Dick’s Sporting Goods, Inc.	13,571	3,105,588
Dillard's, Inc. - Class A	11,760	5,077,262
Penske Automotive Group, Inc.	462	70,427
Sonic Automotive, Inc. - Class A	1,360	86,156
Tractor Supply Co.	1,538	81,606
Winmark Corp.	182	71,539
		11,345,100
Savings & Loans - 0.0%(a)
Flagstar Financial, Inc.	8,264	77,103
Semiconductors - 0.1%
Broadcom, Inc.	341	79,057
Lam Research Corp.	1,051	75,914
		154,971
Transportation - 9.8%
Ardmore Shipping Corp.	7,390	89,788
Danaos Corp.	65,485	5,243,384
DHT Holdings, Inc.	187,819	1,744,838
Frontline PLC	35,936	509,932
Genco Shipping & Trading Ltd.	22,904	319,282
Golden Ocean Group Ltd.	20,601	184,585
International Seaways, Inc.	152,698	5,487,966
Nordic American Tankers Ltd.	598,688	1,496,720
Scorpio Tankers, Inc.	1,517	75,380
		15,151,875
TOTAL COMMON STOCKS (Cost $75,627,781)		71,657,609

	Shares	Value
CLOSED END FUNDS - 28.6%
abrdn Income Credit Strategies Fund	195,163	$1,165,123
abrdn Total Dynamic Dividend Fund	173,797	1,461,633
Ares Capital Corp.	10,792	236,237
Brookfield Real Assets Income Fund, Inc.	47,873	637,668
Cornerstone Strategic Investment Fund, Inc.	647,416	5,561,303
Cornerstone Total Return Fund, Inc.	534,692	4,646,474
Eagle Point Credit Co., Inc.	157,967	1,402,747
Fidus Investment Corp.	77,795	1,635,251
First Trust Senior Floating Rate Income Fund II	74,533	771,417
FS KKR Capital Corp.	240,645	5,226,809
Gladstone Capital Corp.	25,926	737,335
Goldman Sachs BDC, Inc.	42,771	517,529
Golub Capital BDC, Inc.	183,394	2,780,253
Guggenheim Strategic Opportunities Fund	167,173	2,551,060
Hercules Capital, Inc.	4,949	99,425
Liberty All-Star Equity Fund	59,728	415,110
Main Street Capital Corp.	7,617	446,204
New Mountain Finance Corp.	28,446	320,302
Oaktree Specialty Lending Corp.	4,915	75,101
Oxford Lane Capital Corp.	998,125	5,060,494
PennantPark Floating Rate Capital Ltd.	37,168	406,246
PennantPark Investment Corp.	23,313	165,056
Pimco Dynamic Income Fund	50,126	919,311
Prospect Capital Corp.	501,917	2,163,262
Reaves Utility Income Fund	2,860	90,633
Sixth Street Specialty Lending, Inc.	217,155	4,625,402
TOTAL CLOSED END FUNDS (Cost $43,644,806)		44,117,385
EXCHANGE TRADED FUNDS - 13.2%
First Trust Enhanced Short Maturity ETF	2,775	165,862
First Trust Exchange-Traded Fund VI First Trust Nasdaq BuyWrite Income ETF	89,796	1,869,553
First Trust Long Duration Opportunities ETF	21,106	439,849
First Trust Senior Loan ETF	17,663	816,737
FlexShares High Yield Value-Scored Bond Index Fund	1,806	73,468
FlexShares High Yield Value-Scored Bond Index Fund
FlexShares Ultra-Short Income Fund	3,513	264,076
Franklin International Low Volatility High Dividend Index ETF	2,695	82,251
Franklin Senior Loan ETF	3,277	79,516
Global X Nasdaq 100 Covered Call ETF	215,151	3,920,051
Global X Russell 2000 Covered Call ETF	29,347	479,530

The accompanying notes are an integral part of these financial statements.

13

TrueShares Active Yield ETF
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - (Continued)
Global X S&P 500 Covered Call ETF	10,729	$449,545
Goldman Sachs Access Treasury 0-1 Year ETF	5,426	542,166
Invesco S&P MidCap Quality ETF	772	76,019
Invesco Senior Loan ETF	85,502	1,801,527
Invesco Short Term Treasury ETF	11,246	1,187,578
Invesco Variable Rate Investment Grade ETF	21,602	542,534
iShares 1-3 Year Treasury Bond ETF	1,037	85,013
iShares 20+ Year Treasury Bond ETF	2,494	217,801
iShares 7-10 Year Treasury Bond ETF	825	76,271
iShares Agency Bond ETF	1,024	110,551
iShares Floating Rate Bond ETF	2,092	106,441
iShares Short Duration Bond Active ETF	1,461	73,781
iShares Short Treasury Bond ETF	683	75,205
iShares Treasury Floating Rate Bond ETF	21,672	1,093,786
iShares U.S. Treasury Bond ETF	8,242	189,401
iShares Ultra Short-Term Bond Active ETF	1,500	75,645
Janus Henderson Mortgage-Backed Securities ETF	2,048	90,481
Janus Henderson Short Duration Income ETF	1,499	73,316
JPMorgan Core Plus Bond ETF	3,926	180,871
JPMorgan Ultra-Short Income ETF	2,554	128,645
JPMorgan Ultra-Short Municipal Income ETF	2,656	134,686
PGIM Ultra Short Bond ETF	6,258	310,084
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	1,568	107,596
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	855	85,791
Schwab Short-Term U.S. Treasury ETF	3,041	73,166
SPDR Blackstone Senior Loan ETF	6,711	280,050
SPDR Bloomberg 1-3 Month T-Bill ETF	5,991	547,757
SPDR Bloomberg Investment Grade Floating Rate ETF	5,949	182,813
SPDR Bloomberg Short Term High Yield Bond ETF	3,347	84,512
SPDR Portfolio Intermediate Term Treasury ETF	2,668	74,384
SPDR Portfolio Long Term Treasury ETF	5,017	131,395
SPDR Portfolio Short Term Treasury ETF	16,460	477,505
SPDR Portfolio TIPS ETF	2,899	73,374
VanEck BDC Income ETF	18,609	309,468
VanEck IG Floating Rate ETF	9,011	229,330
Vanguard Extended Duration Treasury ETF	2,010	136,117
Vanguard Long-Term Treasury ETF	1,718	95,091

	Shares	Value
Vanguard Short-Term Treasury ETF	1,374	$79,939
WisdomTree Floating Rate Treasury Fund	22,597	1,137,081
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	19,581	439,789
TOTAL EXCHANGE TRADED FUNDS
(Cost $20,346,462)		20,357,398
REAL ESTATE INVESTMENT TRUSTS - 10.0%
AGNC Investment Corp.	119,930	1,104,555
Annaly Capital Management, Inc.	17,475	319,793
Apollo Commercial Real Estate Finance, Inc.	8,350	72,311
Arbor Realty Trust, Inc.	142,085	1,967,877
Blackstone Mortgage Trust, Inc. - Class A	4,379	76,238
BrightSpire Capital, Inc.	12,887	72,683
Dynex Capital, Inc.	114,515	1,448,615
Easterly Government Properties, Inc.	13,193	149,872
Global Net Lease, Inc.	766,419	5,594,859
Innovative Industrial Properties, Inc.	1,058	70,505
KKR Real Estate Finance Trust, Inc.	7,289	73,619
Ladder Capital Corp.	6,557	73,373
Medical Properties Trust, Inc.	24,985	98,691
Omega Healthcare Investors, Inc.	2,018	76,381
Orchid Island Capital, Inc.	269,613	2,097,589
PennyMac Mortgage Investment Trust	5,705	71,826
Ready Capital Corp.	211,778	1,444,326
Two Harbors Investment Corp.	54,605	645,977
Uniti Group, Inc.	13,125	72,188
		15,531,278
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $16,108,431)		15,531,278
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Treasury Obligations Fund - Class X, 4.40%(b)	2,418,298	2,418,298
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,418,298)		2,418,298
TOTAL INVESTMENTS - 99.8% (Cost $158,145,778)		$154,081,968
Other Assets in Excess of Liabilities - 0.2%		338,097
TOTAL NET ASSETS - 100.0%		$154,420,065

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
The accompanying notes are an integral part of these financial statements.

14

TrueShares Active Yield ETF
Schedule of Investments
December 31, 2024 (Continued)
(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$71,657,609	$ —	$ —	$71,657,609
Closed End Funds	44,117,385	—	—	44,117,385
Exchange Traded Funds	20,357,398	—	—	20,357,398
Real Estate Investment Trusts	15,531,278	—	—	15,531,278
Money Market Funds	2,418,298	—	—	2,418,298
Total Investments	$154,081,968	$—	$—	$154,081,968

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

15

TrueShares Eagle Global Renewable Energy Income ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 94.1%
Electric - 90.4%(a)
ALLETE, Inc.	1,600	$103,680
American Electric Power Co., Inc.	1,500	138,345
Boralex, Inc. - Class A	3,450	68,906
Clearway Energy, Inc. - Class A	3,503	85,648
E.ON SE	3,637	42,364
EDP SA	32,523	104,133
Electric Power Development Co. Ltd.	3,258	53,256
Endesa SA	3,750	80,680
Fortum Oyj	5,161	72,252
Hawaiian Electric Industries, Inc.(b)	4,077	39,669
Iberdrola SA	4,561	62,836
Mercury NZ Ltd.	15,033	49,204
Meridian Energy Ltd.	32,302	106,811
NextEra Energy, Inc.	955	68,464
Northland Power, Inc.	6,883	85,711
Northwestern Energy Group, Inc.	850	45,441
Orsted AS(b)(c)	4,103	184,770
PG&E Corp.	5,597	112,948
RWE AG	9,103	271,848
SSE PLC	9,126	183,254
Verbund AG - Class A	1,340	97,163
		2,057,383
Engineering & Construction - 3.7%
Acciona SA	761	85,686
TOTAL COMMON STOCKS (Cost $2,576,398)		2,143,069
REAL ESTATE INVESTMENT TRUSTS - 4.4%
HA Sustainable Infrastructure Capital, Inc.	3,725	99,942
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $111,641)		99,942
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Treasury Obligations Fund - Class X, 4.40%(d)	31,760	31,760
TOTAL SHORT-TERM INVESTMENTS (Cost $31,760)		31,760
TOTAL INVESTMENTS - 99.9% (Cost $2,719,799)		$2,274,771
Other Assets in Excess of Liabilities - 0.1%		1,308
TOTAL NET ASSETS - 100.0%		$2,276,079

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
AS - Aksjeselskap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $184,770 or 8.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

16

TrueShares Eagle Global Renewable Energy Income ETF
Schedule of Investments
December 31, 2024(Continued)

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
United States	$725,897	31.9%
Germany	314,212	13.8
Spain	229,202	10.0
Denmark	184,770	8.1
United Kingdom	183,254	8.0
New Zealand	156,015	6.9
Canada	154,617	6.8
Portugal	104,133	4.6
Austria	97,163	4.3
Finland	72,252	3.2
Japan	53,256	2.3
Other Assets in Excess of Liabilities	1,308	0.1
	$ 2,276,079	100.0%

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,143,069	$ —	$ —	$2,143,069
Real Estate Investment Trusts	99,942	—	—	99,942
Money Market Funds	31,760	—	—	31,760
Total Investments	$2,274,771	$—	$—	$2,274,771

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

17

TrueShares Technology, AI & Deep Learning ETF
Schedule of Investments
December 31, 2024
	Shares	Value
COMMON STOCKS - 97.0%
Auto Parts & Equipment - 2.4%
Mobileye Global, Inc. - Class A(a)	41,206	$820,824
Biotechnology - 4.1%
Relay Therapeutics, Inc.(a)	55,400	228,248
Structure Therapeutics, Inc. - ADR(a)	42,127	1,142,484
		1,370,732
Computers - 12.7%
Crowdstrike Holdings, Inc. - Class A(a)	9,071	3,103,733
Zscaler, Inc.(a)	6,750	1,217,768
		4,321,501
Internet - 7.6%
Amazon.com, Inc.(a)	8,656	1,899,040
Okta, Inc.(a)	8,737	688,475
		2,587,515
Pharmaceuticals - 8.1%
AbCellera Biologics, Inc.(a)	124,089	363,581
Eli Lilly & Co.	1,745	1,347,140
Novo Nordisk AS - ADR	12,156	1,045,659
		2,756,380
Semiconductors - 15.6%
Advanced Micro Devices, Inc.(a)	12,820	1,548,528
NVIDIA Corp.	27,920	3,749,377
		5,297,905
Software - 46.5%(b)
Cloudflare, Inc. - Class A(a)	23,637	2,545,232
Datadog, Inc. - Class A(a)	12,836	1,834,136
Elastic N.V.(a)	20,236	2,004,983
MongoDB, Inc.(a)	5,629	1,310,487
Samsara, Inc. - Class A(a)	62,017	2,709,523
Schrodinger, Inc.(a)	36,946	712,688
SentinelOne, Inc. - Class A(a)	63,344	1,406,237
ServiceNow, Inc.(a)	1,203	1,275,324
Snowflake, Inc. - Class A(a)	12,811	1,978,147
		15,776,757
TOTAL COMMON STOCKS (Cost $32,422,697)		32,931,614

	Shares	Value
SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
First American Treasury Obligations Fund - Class X, 4.40%(c)	1,001,411	$1,001,411
TOTAL SHORT-TERM INVESTMENTS (Cost $1,001,411)		1,001,411
TOTAL INVESTMENTS - 100.0% (Cost $33,424,108)		$33,933,025
Liabilities in Excess of Other Assets - (0.0)%(d)		(16,087)
TOTAL NET ASSETS - 100.0%		$33,916,938

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AS - Aksjeselskap
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

18

TrueShares Technology, AI & Deep Learning ETF
Schedule of Investments
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$32,931,614	$—	$—	$32,931,614
Money Market Funds	1,001,411	—	—	1,001,411
Total Investments	$33,933,025	$ —	$ —	$33,933,025

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

19

TRUESHARES ETFs
Statements of Assets and Liabilities
December 31, 2024

	Opal Dividend Income ETF	RiverNorth Enhanced Pre-Merger SPAC ETF	RiverNorth Patriot ETF	TrueShares Active Yield ETF	TrueShares Eagle Global Renewable Energy Income ETF
ASSETS:
Investments, at value	$133,914,301	$5,058,623	$3,854,247	$154,081,968	$2,274,771
Dividends receivable	249,476	—	4,084	415,613	2,509
Interest receivable	14,791	1,654	213	7,712	135
Cash	—	—	—	12,278	—
Dividend tax reclaims receivable	—	—	—	71	166
Total assets	134,178,568	5,060,277	3,858,544	154,517,642	2,277,581
LIABILITIES:
Payable to adviser	73,394	3,943	2,489	97,577	1,502
Total liabilities	73,394	3,943	2,489	97,577	1,502
NET ASSETS	$134,105,174	$5,056,334	$3,856,055	$154,420,065	$2,276,079
Net Assets Consists of:
Paid-in capital	$140,664,532	$4,914,855	$4,500,399	$168,100,370	$2,994,496
Total distributable earnings/ (accumulated losses)	(6,559,358)	141,479	(644,344)	(13,680,305)	(718,417)
Total net assets	$134,105,174	$5,056,334	$3,856,055	$154,420,065	$2,276,079
Net assets	$134,105,174	$5,056,334	$3,856,055	$154,420,065	$2,276,079
Shares issued and outstanding	4,190,000	195,000	140,000	6,450,000	110,000
Net asset value per share	$32.01	$25.93	$27.54	$23.94	$20.69
Cost:
Investments, at cost	$130,286,000	$4,834,029	$3,735,749	$158,145,778	$2,719,799

The accompanying notes are an integral part of these financial statements.

20

TRUESHARES ETFs
Statements of Assets and Liabilities
December 31, 2024(Continued)

TrueShares Technology, AI & Deep Learning ETF
ASSETS:
Investments, at value	$33,933,025
Interest receivable	3,801
Dividend tax reclaims receivable	933
Total assets	33,937,759
LIABILITIES:
Payable to adviser	20,821
Total liabilities	20,821
NET ASSETS	$33,916,938
Net Assets Consists of:
Paid-in capital	$44,348,746
Total accumulated losses	(10,431,808)
Total net assets	$33,916,938
Net assets	$33,916,938
Shares issued and outstanding(a)	870,000
Net asset value per share	$38.98
Cost:
Investments, at cost	$33,424,108

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

21

TRUESHARES ETFs
Statements of Operations
For the Period Ended December 31, 2024

	Opal Dividend Income ETF	RiverNorth Enhanced Pre-Merger SPAC ETF	RiverNorth Patriot ETF	TrueShares Active Yield ETF	TrueShares Eagle Global Renewable Energy Income ETF
INVESTMENT INCOME:
Dividend income	$3,454,756	$—	$71,047	$8,164,407	$82,139
Less: Dividendwithholding taxes	(24,225)	—	—	(72,171)	(12,103)
Less: Issuance fees	(4,972)	—	—	(775)	—
Interest income	101,543	23,534	891	31,110	2,352
Total investment income	3,527,102	23,534	71,938	8,122,571	72,388
EXPENSES:
Investment advisory fee	645,824	46,490	25,896	709,142	18,472
Total expenses	645,824	46,490	25,896	709,142	18,472
Net INVESTMENT INCOME/(loss)	2,881,278	(22,956)	46,042	7,413,429	53,916
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	9,816,029	267,140	494,555	(2,813,883)	35,263
Swap contracts	—	(236)	—	—	—
Distributions received from other investment companies	—	—	—	1,019	—
Foreign currency translation	—	—	—	—	(832)
Net realized gain/(loss)	9,816,029	266,904	494,555	(2,812,864)	34,431
Net change in unrealized appreciation/ (depreciation) on:
Investments	1,845,631	37,588	(9,318)	(4,063,810)	(261,498)
Foreign currency translation	—	—	—	—	(4)
Net change in unrealized appreciation/ (depreciation)	1,845,631	37,588	(9,318)	(4,063,810)	(261,502)
Net realized and unrealized gain/(loss)	11,661,660	304,492	485,237	(6,876,674)	(227,071)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,542,938	$281,536	$531,279	$536,755	$(173,155)

The accompanying notes are an integral part of these financial statements.

22

TRUESHARES ETFs
Statements of Operations
For the Period Ended December 31, 2024(Continued)

TrueShares Technology, AI & Deep Learning ETF
INVESTMENT INCOME:
Dividend income	$15,696
Less: Dividendwithholding taxes	(935)
Less: Issuance fees	(1,053)
Interest income	83,789
Total investment income	97,497
EXPENSES:
Investment advisory fee	263,991
Total expenses	263,991
NET INVESTMENT INCOME loss	(166,494)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	830,627
Net realized gain	830,627
Net change in unrealized appreciation on:
Investments	112,046
Net change in unrealized appreciation	112,046
Net realized and unrealized gain	942,673
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$776,179

The accompanying notes are an integral part of these financial statements.

23

TRUESHARES ETFs
Statements of Changes in Net Assets

	Opal Dividend Income ETF		RiverNorth Enhanced Pre-Merger SPAC ETF
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income/(loss)	$2,881,278	$2,263,966	$(22,956)	$(32,406)
Net realized gain/(loss)	9,816,029	(41,965)	266,904	238,401
Net change in unrealized appreciation/(depreciation)	1,845,631	(3,038,764)	37,588	125,425
Net increase/(decrease) in net assets from operations	14,542,938	(816,763)	281,536	331,420
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,917,573)	(2,263,590)	(214,783)	(289,752)
Total distributions to shareholders	(2,917,573)	(2,263,590)	(214,783)	(289,752)
CAPITAL TRANSACTIONS:
Creations	141,411,377	31,593,422	259,410	2,430,981
Redemptions	(80,571,218)	(45,144,721)	(1,038,405)	(522,192)
Net increase (decrease) in net assets from capital transactions	60,840,159	(13,551,229)	(778,995)	1,908,789
NET INCREASE (DECREASE) IN NET ASSETS	72,465,524	16,631,562	(712,242)	1,950,457
NET ASSETS:
Beginning of the year	61,639,650	78,271,302	5,768,576	3,818,119
End of the year	$ 134,105,174	$61,639,650	$5,056,334	$5,768,576
SHARES TRANSACTIONS
Creations	4,600,000	1,150,000	10,000	95,000
Redemptions	(2,630,000)	(1,630,000)	(40,000)	(20,000)
Total increase/(decrease) in shares outstanding	1,970,000	(480,000)	(30,000)	75,000

The accompanying notes are an integral part of these financial statements.

24

TRUESHARES ETFs
Statements of Changes in Net Assets(Continued)

	RiverNorth Patriot ETF		TrueShares Active Yield ETF
	Year Ended December 31,		Period Ended December 31, 2024(a)
	2024	2023
OPERATIONS:
Net investment income	$46,042	$45,849	$7,413,429
Net realized gain/(loss)	494,555	(101,063)	(2,812,864)
Net change in unrealized appreciation/(depreciation)	(9,318)	420,862	(4,063,810)
Net increase in net assets from operations	531,279	365,648	536,755
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(45,051)	(46,695)	(7,435,244)
Return of capital	—	—	(595,316)
Total distributions to shareholders	(45,051)	(46,695)	(8,030,560)
CAPITAL TRANSACTIONS:
Creations	3,200,524	929,571	280,779,830
Redemptions	(3,192,378)	(1,141,872)	(118,865,960)
Net increase (decrease) in net assets from capital transactions	8,146	(212,301)	161,913,870
NET INCREASE IN NET ASSETS	494,374	106,652	154,420,065
NET ASSETS:
Beginning of the period	3,361,681	3,255,029	—
End of the period	$ 3,856,055	$3,361,681	$154,420,065
SHARES TRANSACTIONS
Creations	120,000	40,000	11,190,000
Redemptions	(120,000)	(50,000)	(4,740,000)
Total increase/(decrease) in shares outstanding	—	(10,000)	6,450,000

(a)	Inception date of the Fund was April 30, 2024.
The accompanying notes are an integral part of these financial statements.

25

TRUESHARES ETFs
Statements of Changes in Net Assets(Continued)

	TrueShares Eagle Global Renewable Energy Income ETF		TrueShares Technology, AI & Deep Learning ETF
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income/(loss)	$53,916	$66,699	$(166,494)	$(70,750)
Net realized gain/(loss)	34,431	(48,651)	830,627	(3,242,058)
Net change in unrealized appreciation/(depreciation)	(261,502)	(146,795)	112,046	14,066,644
Net increase/(decrease) in net assets from operations	(173,155)	(128,747)	776,179	10,753,836
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(53,703)	(64,494)	—	—
Total distributions to shareholders	(53,703)	(64,494)	—	—
CAPITAL TRANSACTIONS:
Creations	1,997,744	1,162,454	9,217,412	23,341,002
Redemptions	(2,002,808)	(916,481)	(13,922,893)	(10,548,470)
Net increase (decrease) in net assets from capital transactions	(5,064)	245,973	(4,705,481)	12,792,532
NET INCREASE (DECREASE) IN NET ASSETS	(231,922)	52,732	(3,929,302)	23,546,368
NET ASSETS:
Beginning of the year	2,508,001	2,455,269	37,846,240	14,299,872
End of the year	$ 2,276,079	$2,508,001	$33,916,938	$37,846,240
SHARES TRANSACTIONS
Creations	80,000	50,000	240,000	730,000
Redemptions	(80,000)	(40,000)	(360,000)	(365,000)
Total increase/(decrease) in shares outstanding	—	10,000	(120,000)	365,000

The accompanying notes are an integral part of these financial statements.

26

Financial Highlights
December 31, 2024

		INVESTMENT OPERATIONS:			LESS Distributions FROM:
For the year Ended	Net Asset Value, Beginning of year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Opal Dividend Income ETF
12/31/2024	$27.77	0.90	4.18	5.08	(0.84)	—	—	(0.84)
12/31/2023	$28.99	0.94	(1.18)	(0.24)	(0.98)	—	—	(0.98)
12/31/2022	$28.89	0.99	0.04	1.03	(0.93)	—	—	(0.93)
12/31/2021(f)	$25.00	0.81	4.19	5.00	(0.69)	(0.42)	—	(1.11)
RiverNorth Enhanced Pre-Merger SPAC ETF
12/31/2024	$25.64	(0.12)	1.51	1.39	(0.83)	(0.27)	—	(1.10)
12/31/2023	$25.45	(0.14)	1.62	1.48	(0.73)	(0.56)	—	(1.29)
12/31/2022(g)	$25.00	(0.09)	0.60	0.51	(0.06)	—	—	(0.06)
RiverNorth Patriot ETF
12/31/2024	$24.01	0.33	3.52	3.85	(0.32)	—	—	(0.32)
12/31/2023	$21.70	0.32	2.32	2.64	(0.33)	—	—	(0.33)
12/31/2022	$25.00	0.34	(3.31)	(2.97)	(0.33)	—	—	(0.33)
12/31/2021(h)	$25.00	—	—	—	—	—	—	—
TrueShares Active Yield ETF
12/31/2024(i)	$24.33	1.31	(0.38)	0.93	(1.23)	—	(0.09)	(1.32)
TrueShares Eagle Global Renewable Energy Income ETF
12/31/2024	$22.80	0.49	(2.11)	(1.62)	(0.49)	—	—	(0.49)
12/31/2023	$24.55	0.62	(1.78)	(1.16)	(0.59)	—	—	(0.59)
12/31/2022(j)	$24.76	—	(0.21)	(0.21)	—	—	—	—
TrueShares Technology AI & Deep Learning ETF
12/31/2024	$38.23	(0.17)	0.92	0.75	—	—	—	—
12/31/2023	$22.88	(0.08)	15.43	15.35	—	—	—	—
12/31/2022	$47.12	(0.19)	(24.05)	(24.24)	—	—	—	—
12/31/2021	$47.61	(0.31)	(0.12)	(0.43)	—	(0.06)	—	(0.06)
12/31/2020(k)	$25.00	(0.19)	22.80	22.61	—	—	—	—

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was January 27, 2021.
(g)	Inception date of the Fund was July 11, 2022.
(h)	Inception date of the Fund was December 31, 2021.
(i)	Inception date of the Fund was April 30, 2024.
(j)	Inception date of the Fund was December 8, 2022.
(k)	Inception date of the Fund was February 28, 2020.
(l)	Does not include income and expenses of investment companies in which the Fund invests.
(m)	Before payment from the Adviser for the loss resulting from a trade error, the total return for the period would have been 1.67%. See Note 3.
The accompanying notes are an integral part of these financial statements.

27

Financial Highlights
December 31, 2024(Continued)

		SUPPLEMENTAL DATA AND RATIOS:
Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in thousands)	Ratio of Expense to Average Net Assets(d)(l)	Ratio of Net investment Income (Loss) to Average Net Assets(d)(l)	Portfolio Turnover Rate(c)(e)

$32.01	18.39%	$134,105	0.65%	2.90%	80%
$27.77	−0.73%	$61,640	0.65%	3.39%	81%
$28.99	3.65%	$78,271	0.65%	3.42%	41%
$28.89	20.10%	$46,225	0.65%	3.08%	55%

$25.93	5.51%	$5,056	0.89%	(0.44)%	64%
$25.64	5.71%	$5,769	0.89%	(0.55)%	132%
$25.45	2.02%	$3,818	0.89%	(0.76)%	43%

$27.54	16.04%	$3,856	0.70%	1.25%	33%
$24.01	12.18%	$3,362	0.70%	1.43%	46%
$21.70	−11.89%	$3,255	0.70%	1.50%	31%
$25.00	—%	$1,250	0.70%	—%	—%

$23.94	3.77%	$154,420	0.75%	7.84%	138%

$20.69	−7.30%(m)	$2,276	0.75%	2.19%	43%
$22.80	−4.65%	$2,508	0.75%	2.66%	52%
$24.55	−0.83%	$2,455	0.75%	(0.22)%	2%

$38.98	1.98%	$33,917	0.68%	(0.43)%	28%
$38.23	67.08%	$37,846	0.68%	(0.29)%	18%
$22.88	−51.44%	$14,300	0.68%	(0.60)%	25%
$47.12	−0.90%	$37,694	0.68%	(0.67)%	14%
$47.61	90.43%	$27,374	0.68%	(0.59)%	30%

The accompanying notes are an integral part of these financial statements.

28

TrueShares ETFs
Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
The TrueShares ETFs are a series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2024, the TrueShares ETFs consist of eighteen active series, six of which are covered in this report (each a “Fund,” and collectively, the “Funds”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
Opal Dividend Income ETF (“DIVZ ETF”)	DIVZ	Diversified	January 27, 2021
RiverNorth Enhanced Pre-Merger SPAC ETF (“SPCZ ETF”)	SPCZ	Diversified	July 11, 2022
RiverNorth Patriot ETF (“FLDZ ETF”)	FLDZ	Diversified	December 31, 2021
TrueShares Active Yield ETF (“ERNZ ETF”)	ERNZ	Diversified	April 30, 2024
TrueShares Eagle Global Renewal Energy Income ETF (“RNWZ ETF”)	RNWZ	Non-diversified	December 8, 2022
TrueShares Technology, AI & Deep Learning ETF (“AI ETF”)	LRNZ	Non-diversified	February 28, 2020

The operational TrueShares ETFs covered outside of this report consists of:

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Structured Outcome (January) ETF (“JANZ ETF”)	JANZ	Diversified	January 4, 2021
TrueShares Structured Outcome (February) ETF (“FEBZ ETF”)	FEBZ	Diversified	February 1, 2021
TrueShares Structured Outcome (March) ETF (“MARZ ETF”)	MARZ	Diversified	March 1, 2021
TrueShares Structured Outcome (April) ETF (“APRZ ETF”)	APRZ	Diversified	April 1, 2021
TrueShares Structured Outcome (May) ETF (“MAYZ ETF”)	MAYZ	Diversified	May 3, 2021
TrueShares Structured Outcome (June) ETF (“JUNZ ETF”)	JUNZ	Diversified	June 1, 2021
TrueShares Structured Outcome (July) ETF (“JULZ ETF”)	JULZ	Diversified	July 1, 2020
TrueShares Structured Outcome (August) ETF (“AUGZ ETF”)	AUGZ	Diversified	August 3, 2020
TrueShares Structured Outcome (September) ETF (“SEPZ ETF”)	SEPZ	Diversified	September 1, 2020
TrueShares Structured Outcome (October) ETF (“OCTZ ETF”)	OCTZ	Diversified	October 1, 2020
TrueShares Structured Outcome (November) ETF (“NOVZ ETF”)	NOVZ	Diversified	November 2, 2020
TrueShares Structured Outcome(December) ETF (“DECZ ETF”)	DECZ	Diversified	December 1, 2020

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objectives:

Fund	Investment Objective
DIVZ ETF
Seeks to provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index by investing common stocks with the best combination of dividend yield with potential for dividend growth and are currently under-valued in the market.

SPCZ ETF
Seeks to preserve capital and provide incremental total return by investing primarily in units made up of common stock, warrants and rights of U.S.-listed special purpose acquisition companies (“SPACs”).

FLDZ ETF
Seeks capital appreciation by investing in mid to large cap companies that are domiciled in, and with revenues which are primarily generated in, the United States of America. FLDZ is designed to provide an alternative approach to charity and seeks to delivers true impact investing.

29

TrueShares ETFs
Notes to Financial Statements
December 31, 2024(Continued)

Fund	Investment Objective
ERNZ ETF	Seeks to deliver a meaningfully higher yield compared to the S&P 500 Index, with a secondary focus on capital preservation and the opportunity for long-term growth of capital.
RNWZ ETF
Seeks to achieve its long-term growth of capital objective by investing in Common stock that primarily own or operate assets used in the development, generation, production, transmission, storage and sale of alternative and renewable energy such as solar power, wind power, biofuels, hydropower, nuclear or geothermal power.

AI ETF	Seeks to achieve its total return investment objective by investing in Common stock of technology, artificial intelligence and deep learning companies.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by TrueMark Investments, LLC (“TrueMark” or the “Adviser”), the Funds’ Investment Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

30

TrueShares ETFs
Notes to Financial Statements
December 31, 2024(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. See the Schedules of Investments for a summary of the valuations as of December 31, 2024 for each Fund based upon the three levels described above.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser, has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described above.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
Swap contracts are valued using the closing price of the underlying holding that the contract is tracking.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

31

TrueShares ETFs
Notes to Financial Statements
December 31, 2024(Continued)
The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The AI ETF, FLDZ ETF and SPCZ ETF generally pay out dividends from net investment income, if any, at least annually. The RNWZ ETF intends to pay out dividends from net investment income, if any, quarterly. The ERNZ ETF and DIVZ ETF intend to pay out dividends from net investment income, if any, monthly. All Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2024, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of

32

TrueShares ETFs
Notes to Financial Statements
December 31, 2024(Continued)
December 31, 2024, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At December 31, 2024, the Funds’ fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – SPCZ ETF may enter into total return swap agreements. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.
The total return swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.
The Fund did not hold any total return swap agreements as of December 31, 2024.
The average monthly notional amount of the swap contracts during the year ended December 31, 2024, was as follows:

Average Monthly Notional Amount of Swap Contracts
RiverNorth Enhanced Pre-Merger SPAC ETF	$51,718

The following is a summary of the effect of swap contracts on the Statements of Operations for the year ended December 31, 2024:

	Derivative	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation
RiverNorth Enhanced Pre-Merger SPAC ETF	Equity Risk Swap Contracts	Swaps	$(236)	$ —

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

33

TrueShares ETFs
Notes to Financial Statements
December 31, 2024(Continued)
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and TrueMark, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of each Fund’s respective average daily net assets, as follows:

Opal Dividend Income ETF	0.65%
RiverNorth Enhanced Pre- Merger SPAC ETF	0.89%
RiverNorth Patriot ETF	0.70%
TrueShares Active Yield ETF	0.75%
TrueShares Eagle Global Renewal Energy Income ETF	0.75%
TrueShares Technology, AI & Deep Learning ETF	0.68%

TrueMark has agreed to pay all expenses of the Funds except the fee paid to TrueMark under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). TrueMark, in turn, compensates the Sub-Advisers from the management fee it receives.
Opal Capital LLC (the “DIVZ ETF Sub-Advisor”), a Florida limited liability company serves as sub-adviser to the DIVZ ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the DIVZ ETF Sub-Adviser, the DIVZ ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The DIVZ ETF Sub-Advisor is entitled to a sub-advisory fee paid by the Adviser, which is 70% the net profits of the DIVZ ETF, calculated monthly.
RiverNorth Capital Management, LLC (the “RiverNorth ETF’s Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to FLDZ and SPCZ. Pursuant to a Sub-Advisory Agreement between the Adviser and the RiverNorth ETF’s Sub-Adviser, the RiverNorth ETF’s Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the RiverNorth ETF’s Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly at an annual rate as follows:

Fund	Rate
RiverNorth Patriot ETF	0.60% based on the daily net assets of the Fund
RiverNorth Enhanced Pre- Merger SPAC ETF	75% of the Net Profits*

*	“Net profits” refers to the amount remaining (if any) of the advisory fee following the payment of the Fund’s operating expenses by the Adviser.
The RiverNorth ETF’s Sub-Adviser will donate a majority of its sub-advisory fee from FLDZ or 100% of the profit derived from its management of the Fund, whichever is greater, to the Folds of Honor Foundation, a charity focused on providing scholarships to families of veterans.
Wealth Builder Funds LLC (the “ERNZ ETF Sub-Advisor”), an Illinois limited liability company serves as sub-adviser to the ERNZ ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the ERNZ ETF Sub-Adviser, the ERNZ ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The ERNZ ETF Sub-Advisor is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.675% of the Fund’s average daily net assets.
Eagle Global Advisors LLC (the “RNWZ ETF Sub-Advisor”), a Texas limited liability company serves as sub-adviser to the RNWZ ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the RNWZ ETF Sub-Adviser, the RNWZ ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The RNWZ ETF Sub-Advisor is entitled to a sub-advisory fee paid by the Adviser, which is 50% the net profits of the RNWZ ETF, calculated monthly.

34

TrueShares ETFs
Notes to Financial Statements
December 31, 2024(Continued)
Black Hill Capital Partners, LLC (the “AI ETF Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the AI ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the AI ETF Sub-Adviser, the AI ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the AI ETF Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is 50% of the Adviser’s net profits. “Net profits” means, the total Adviser’s fees received by the Adviser from the ETF during a fiscal period, less the cumulative direct expenses incurred or paid by the Adviser during that period in relation to the ETF, which expenses include, without limitation: expense waivers and reimbursements; commissions; legal, administrative and custodial expenses; ntf/platform/omnibus fees; filing and registration fees; proxy solicitation expenses; taxes; interest. During the year ended December 31, 2024, the Adviser reimbursed $102,266 to the Fund for losses incurred on the correction of trades executed in error.
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the AI ETF, the DIVZ ETF and the RNWZ ETF are listed and traded on the NYSE Arca, Inc. Shares of the FLDZ ETF and SPCZ ETF are listed and traded on the CBOE BXZ Exchange, Inc. Shares of the ERNZ ETF are traded on the NASDAQ Stock Market, LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the AI ETF, ERNZ ETF and DIVZ ETF for each creation order is $300. The Creation Unit Transaction Fee charged by the RNWZ ETF, FLDZ ETF and SPCZ ETF for each creation order is $500.

35

TrueShares ETFs
Notes to Financial Statements
December 31, 2024(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Opal Dividend Income ETF	$2,917,573	$—	$—	$2,263,590	$—	$ —
RiverNorth Enhanced Pre-Merger SPAC ETF	186,432	28,351	—	256,763	32,989	—
RiverNorth Patriot ETF	45,051	—	—	46,695	—	—
TrueShares Active Yield ETF	7,435,244	—	595,316	—	—	—
TrueShares Eagle Global Renewable Energy Income ETF	53,703	—	—	64,494	—	—
TrueShares Technology, AI & Deep Learning ETF	—	—	—	—	—	—

(1)	Ordinary income may include short-term capital gains.
At December 31, 2024, the Funds’ fiscal year or period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

36

TrueShares ETFs
Notes to Financial Statements
December 31, 2024(Continued)
As of December 31, 2024, the components of distributable earnings/(accumulated losses) for income tax purposes were as follows:

	Opal Dividend Income ETF	RiverNorth Enhanced Pre-Merger SPAC ETF	RiverNorth Patriot ETF	TrueShares Active Yield ETF	TrueShares Eagle Global Renewable Energy Income ETF	TrueShares Technology, AI & Deep Learning ETF
Federal Tax Cost of Investments	$131,768,351	$4,965,480	$3,898,256	$161,189,170	$2,811,729	$33,970,873
Gross Tax Unrealized Appreciation	$7,888,064	$231,979	$245,166	$3,548,327	$15,460	$7,301,664
Gross Tax Unrealized Depreciation	(5,742,114)	(138,836)	(289,175)	(10,655,529)	(552,427)	(7,339,512)
Net Tax Unrealized Appreciation (Depreciation)	2,145,950	93,143	(44,009)	(7,107,202)	(536,967)	(37,848)
Undistributed Ordinary Income	—	35,142	—	—	—	—
Undistributed Capital Gains	—	13,194	—	—	—	—
Other Accumulated Gain (Loss)	(8,705,308)	—	(600,335)	(6,573,103)	(181,450)	(10,393,960)
Total Distributable Earnings / (Accumulated Losses)	$(6,559,358)	$141,479	$(644,344)	$(13,680,305)	$(718,417)	$(10,431,808)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net capital losses realized and specified ordinary losses after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. TrueShares Eagle Global Renewable Energy Income ETF had deferred late year ordinary losses of $116. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds’ fiscal year or period end, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short Term Capital Loss Carryover	Indefinite Long Term Capital Loss Carryover
Opal Dividend Income ETF	$5,961,936	$2,743,372
RiverNorth Enhanced Pre-Merger SPAC ETF	—	—
RiverNorth Patriot ETF	379,817	218,347
TrueShares Active Yield ETF	6,573,103	—
TrueShares Eagle Global Renewable Energy Income ETF	100,899	80,435
TrueShares Technology, AI & Deep Learning ETF	1,380,351	9,013,609

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the year ended December 31, 2024, the following:

	Total Accumulated Earnings (Losses)	Paid-In Capital
Opal Dividend Income ETF	$(11,328,934)	$11,328,934
RiverNorth Enhanced Pre-Merger SPAC ETF	(31,091)	31,091
RiverNorth Patriot ETF	(704,096)	704,096
TrueShares Active Yield ETF	(6,781,816)	6,781,816
TrueShares Eagle Global Renewable Energy Income ETF	(201,112)	201,112
TrueShares Technology, AI & Deep Learning ETF	(3,879,396)	3,879,396

37

TrueShares ETFs
Notes to Financial Statements
December 31, 2024(Continued)
6. INVESTMENT TRANSACTIONS
During the year ended December 31, 2024, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Opal Dividend Income ETF	$13,511,376	$(736,785)
RiverNorth Enhanced Pre-Merger SPAC ETF	35,889	(1,387)
RiverNorth Patriot ETF	795,823	(10,458)
TrueShares Active Yield ETF	7,110,845	(218,276)
TrueShares Eagle Global Renewable Energy Income ETF	249,349	(27,407)
TrueShares Technology, AI & Deep Learning ETF	4,577,975	(294,395)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended December 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Opal Dividend Income ETF	$80,552,830	$79,117,136	$137,419,009	$77,893,400
RiverNorth Enhanced Pre-Merger SPAC ETF	3,051,744	3,110,553	—	803,253
RiverNorth Patriot ETF	1,210,830	1,230,856	2,962,300	2,925,414
TrueShares Active Yield ETF	127,604,478	126,413,905	275,074,666	115,764,285
TrueShares Eagle Global Renewable Energy Income ETF	1,056,957	1,028,192	1,904,618	1,890,660
TrueShares Technology, AI & Deep Learning ETF	11,709,222	10,207,948	8,569,917	13,430,062

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). Each Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

38

TrueShares ETFs
Notes to Financial Statements
December 31, 2024(Continued)
9. SUBSEQUENT EVENTS
On January 31, 2025, the DIVZ ETF and ERNZ ETF paid a distribution to shareholders of record on January 30, 2025 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Opal Dividend Income ETF	$0.0415	$183,015
TrueShares Active Yield ETF	0.1295	845,635

On February 28, 2025, the DIVZ ETF and ERNZ ETF paid a distribution to shareholders of record on February 27, 2025 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Opal Dividend Income ETF	$0.1125	$495,000
TrueShares Active Yield ETF	0.1775	1,155,525

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

39

TRUESHARES ETFs
Report of Independent Registered Public Accounting Firm
To the Shareholders of TrueShares ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Opal Dividend Income ETF (formerly TrueShares Low Volatility Equity Income ETF), RiverNorth Enhanced Pre-Merger SPAC ETF, RiverNorth Patriot ETF, TrueShares Active Yield ETF, TrueShares Eagle Global Renewable Energy Income ETF, and TrueShares Technology, AI & Deep Learning ETF (“TrueShares ETFs” or the “Funds”), each a series of Listed Funds Trust, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Opal Dividend Income ETF (formerly TrueShares Low Volatility Equity Income ETF)	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022 and for the period from January 27, 2021 (commencement of operations) through December 31, 2021
RiverNorth Enhanced Pre-Merger SPAC ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023 and for the period from July 11, 2022 (commencement of operations) through December 31, 2022
RiverNorth Patriot ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022 and for the one day ended December 31, 2021 (commencement of operations)
TrueShares Active Yield ETF	For the period from April 30, 2024 (commencement of operations) through December 31, 2024
TrueShares Eagle Global Renewal Energy Income ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023 and for the period from December 8, 2022 (commencement of operations) through December 31, 2022
TrueShares Technology, AI & Deep Learning ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and for the period from February 28, 2020 (commencement of operations) through December 31, 2020

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

40

TRUESHARES ETFs
Report of Independent Registered Public Accounting Firm(Continued)
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

41

TRUESHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
TrueShares Technology, AI & Deep Learning ETF
The Opal Dividend Income ETF
TrueShares Eagle Global Renewable Energy Income ETF
RiverNorth Patriot ETF
RiverNorth Enhanced Pre-Merger SPAC ETF
At meetings held on August 28, 2024 (the “August Meeting”) and September 11, 2024 (the “September Meeting” and together with the August Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the following agreements (collectively, the “Agreements”):
•
the approval of the continuation of the advisory agreement (the “Advisory Agreement”) between TrueMark Investments, LLC (the “Adviser”) and the Trust, on behalf of TrueShares Technology, AI & Deep Learning ETF, The Opal Dividend Income ETF, TrueShares Eagle Global Renewable Energy Income ETF, RiverNorth Patriot ETF, and RiverNorth Enhanced Pre-Merger SPAC ETF (each, a “Fund” and together, the “Funds”);

•
the approval of the continuation of the sub-advisory agreement (the “Black Hill Agreement”) between the Adviser, the Trust, on behalf of TrueShares Technology, AI & Deep Learning ETF, and Black Hill Capital Partners, LLC (“Black Hill Capital”);

•	the approval of the continuation of the sub-advisory agreement (the “Opal Agreement”) between the Adviser, the Trust, on behalf of The Opal Dividend Income ETF, and Opal Capital, LLC (“Opal”);
•
the approval of the continuation of the sub-advisory agreement (the “Eagle Agreement”) between the Adviser, the Trust, on behalf of TrueShares Eagle Global Renewable Energy ETF, and Eagle Global Advisors, LLC (“Eagle”); and

•
the approval of the continuation of the sub-advisory agreement (together with the Black Hill Agreement, Opal Agreement and Eagle Agreement, the “Sub-Advisory Agreements” and separately, each, a “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of RiverNorth Patriot ETF and RiverNorth Enhanced Pre-Merger SPAC ETF, and RiverNorth Capital Management, LLC (together with Black Hill Capital, Opal and Eagle, the “Sub-Advisers” and separately, each, a “Sub-Adviser”).

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreements after their initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser and Sub-Advisers.
In addition to the written materials provided to the Board in advance of the Meetings, during the September Meeting representatives from the Adviser and each Sub-Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services provided to each Fund by the Adviser and respective Sub-Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreements, and information conveyed during the Adviser’s and each Sub-Adviser’s oral presentations. The Board also considered the information it received throughout the year about each Fund and the Adviser and each Sub-Adviser. The Board considered the approval of the continuation of the Agreements for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and each Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory and each sub-advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and

42

TRUESHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS(Continued)
each Sub-Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and each Sub-Adviser from the relationship with the applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser and each Sub-Adviser from the relationship with the applicable Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory and each sub-advisory arrangement and renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the oversight of the sub-advisers, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, including the Sub-Advisers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an actively managed fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser’s planned hiring of additional personnel and the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to each Fund and certain other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds.
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended June 30, 2024 had been included in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.
TrueShares Technology, AI & Deep Learning ETF: The Board noted that, for each of the one-year, three-year, and since inception periods ended June 30, 2024, the Fund underperformed its broad-based benchmark, the NASDAQ Composite Total Return Index. The Board noted that, for the one-year period ended June 30, 2024, the Fund outperformed the average of its Category Peer Group but underperformed the average of its Peer Group for the same period and underperformed the average of its Peer Group and Category Peer Group for the three-year period ended June 30, 2024. The Board also noted that the Fund was within the range of returns of the Selected Peer Group for the same one-year period and underperformed all but one of the funds in its Selected Peer Group for the same three-year period.
The Opal Dividend Income ETF: The Board noted that, for each of the one-year, three-year and since inception periods ended June 30, 2024, the Fund underperformed its broad-based benchmark, the S&P 500 Index. The Board also noted that, for each of the one-year and three-year periods ended June 30, 2024, the Fund slightly underperformed the average return of its Peer Group and Category Peer Group. The Board further noted that the Fund performed within the range of returns of the Selected Peer Group for the same one-year and three-year periods.
TrueShares Eagle Global Renewable Energy ETF: The Board noted that, for each of the one-year and since inception periods ended June 30, 2024, the Fund underperformed its broad-based benchmark, the S&P Global Infrastructure Total Return Index, as indicated in the quarterly performance materials. The Board also noted that, for the

43

TRUESHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS(Continued)
one-year period ended June 30, 2024, the Fund outperformed the average return of its Peer Group but underperformed its Category Peer Group. The Board also noted that the Fund outperformed the returns of the Selected Peer Group for the same one-year period.
RiverNorth Patriot ETF: The Board noted that, for the one-year and since inception periods ended June 30, 2024, the Fund underperformed its primary broad-based benchmark, the S&P 900 Index TR, and the S&P 500 Index TR, an additional broad-based index. The Board also noted that, for the one-year period ended June 30, 2024, the Fund outperformed the average average return of its Peer Group and Category Peer Group. The Board further noted that the Fund was within the range of returns of the Selected Peer Group for the same one-year period.
RiverNorth Enhanced Pre-Merger SPAC ETF: The Board noted that, for each of the one-year and since inception periods ended June 30, 2024, the Fund outperformed its broad-based benchmark, the ICE BofA US Treasuries 0-3 Year Index. The Board also noted that, for the one-year period ended June 30, 2024, the Fund outperformed the average return of its Peer Group but underperformed the average return of the Category Peer Group. The Board further noted that the Fund outperformed the returns of the Selected Peer Group for the same one-year period.
Cost of Services Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fees of its respective Peer Group as provided in the Barrington Report, as well as its respective Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.
TrueShares Technology, AI & Deep Learning ETF: The Board noted that the management fee for the Fund was the same as the median of its Peer Group, but higher than the average of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
The Opal Dividend Income ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group. The Board also noted that the Fund’s management fee was the highest in the Selected Peer Group. The Board discussed the Fund’s performance in comparison to its management fee and agreed to continue to monitor the Fund closely.
TrueShares Eagle Global Renewable Energy ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group, but within the range of its Peer Group. The Board also noted that the Fund’s management fee was the highest in the Selected Peer Group.
RiverNorth Patriot ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group, but within the range of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
RiverNorth Enhanced Pre-Merger SPAC ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group, but within the range of its Selected Peer Group.
The Board accordingly noted that each Fund’s unitary fee is reasonable and competitive with the fees of its respective peer funds.
Economies of Scale. The Board noted that it is not yet evident that any of the Funds have reached the size at which they have begun to realize economies of scale. The Board also determined that, based on the amount and structure of

44

TRUESHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS(Continued)
each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement, including the compensation payable under the Advisory Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.
Approval of the Sub-Advisory Agreement with each Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the applicable Sub-Advisory Agreement, noting that each Sub-Adviser would continue to provide investment management services to the applicable Fund the firm manages. The Board reviewed and considered the performance by each Sub-Adviser of its responsibilities pursuant to the terms of its respective Sub-Advisory Agreement, including its responsibility for the day-to-day investment and reinvestment of the assets of its respective Fund consistent with its investment program, executing portfolio security trades for purchases and redemptions of each respective Fund’s shares, monitoring the portfolio for compliance with investment limitations and policies, applicable compliance policies and procedures, and applicable law; responsibility for periodic reporting to the Board, and implementation of Board directives as they relate to each respective Fund.
In considering the nature, extent, and quality of the services provided by each Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to each Sub-Adviser’s compliance program and general responsiveness of the Sub-Adviser. The Board noted that it had received a copy each Sub-Adviser’s registration on Form ADV, as well as the response of each Sub-Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by each Sub-Adviser.
Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended June 30, 2024.
Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to each Sub-Adviser for its services to the applicable Fund. The Board considered that the fees paid to each Sub-Adviser are paid by the Adviser and noted that the fees reflect arm’s-length negotiations between the Adviser and each Sub-Adviser. The Board also took into account analyses of each Sub-Adviser’s profitability with respect to its respective Fund.
The Board expressed the view that each Sub-Adviser might realize economies of scale in managing its applicable Fund as assets grow in size. The Board further noted that because each Fund pays the Adviser a unitary fee, any benefits from breakpoints in each sub-advisory fee schedule would accrue to the Adviser, rather than to each Fund’s shareholders. Consequently, the Board determined that it would continue to monitor each Fund’s sub-advisory fees as each Fund grows to determine whether economies of scale were being effectively shared with each Fund and its respective shareholders.
Conclusion. No single factor was identified by the Board as determinative of its decision to approve the continuation of each Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of each Sub-Advisory Agreement, including the compensation payable under each Sub-Advisory Agreement, are fair and reasonable with respect to each respective Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of each Sub-Advisory Agreement was in the best interests of each respective Fund and its shareholders.

45

TrueShares ETFs
Supplemental Information (Unaudited)
TAX INFORMATION
For the fiscal year end December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Opal Dividend Income ETF	100.00%
RiverNorth Patriot ETF	100.00%
TrueShares Active Yield ETF	16.82%
TrueShares Eagle Global Renewable Energy Income ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Funds’ fiscal year end December 31, 2024 was as follows:

Opal Dividend Income ETF	95.14%
RiverNorth Patriot ETF	100.00%
TrueShares Active Yield ETF	12.11%
TrueShares Eagle Global Renewable Energy Income ETF	35.67%

46

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	3/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	3/7/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	3/7/2025

* Print the name and title of each signing officer under his or her signature